ISI
     INTERNATIONAL STRATEGY & INVESTMENT

--------------------------------------------------------------------------------







                                       ISI

                                    STRATEGY

                                   FUND SHARES

                      (A CLASS OF ISI STRATEGY FUNDS, INC.)










                                     [LOGO]







                                  ANNUAL REPORT
                                  MAY 31, 2002

INVESTMENT ADVISOR'S REPORT

     The equities market moved down significantly during the fiscal year. The Fund's balanced portfolio approach buffered much of this decline. Please see the table below.

-------------------------------------------------
PERFORMANCE THROUGH 5/31/02
-------------------------------------------------
                            Last 6     Last 1
                            Months      Year
Fund                        -0.89%     -4.93%
-------------------------------------------------
Wilshire 5000 Index         -3.40%    -11.82%
-------------------------------------------------
Lehman Treasury Bond        +1.18%     +7.56%
Index
-------------------------------------------------

     From its inception on September 16, 1997, the Fund's cumulative total return is +21.33%. All the above performance numbers for the Fund assume the reinvestment of dividends and exclude the impact of any sales charges.


     EQUITY SECTION ISI expects stocks to rally in the next fiscal year and currently has an equity ratio of 73.7%. The average equity ratio for the fiscal year was 72%. This relatively high proportion in stocks hurt the Fund's performance during the bear market. Early this fiscal year, the equity ratio was less than 70% of the Fund. After the September lows, the Fund's equity ratio was increased, peaking in February 2002 at 78% of the portfolio. The ratio was reduced to roughly 70% in March and April. With the market moving back down lately, the ratio was boosted to 73% at the end of the fiscal year. These tactical moves were generally helpful to performance. Please see chart below for a picture of the Fiscal Year's stock market volatility.


[EDGAR REPRESENTATION OF WILSHIRE 5000 INDEX GRAPH:

06-01-01  $11,671         11-02-01  $10,017           04-05-02  $10,551
06-08-01  $11,737         11-09-01  $10,297           04-12-02  $10,506
06-15-01  $11,238         11-16-01  $10,487           04-19-02  $10,635
06-22-01  $11,312         11-23-01  $10,596           04-26-02  $10,208
06-29-01  $11,407         11-30-01  $10,531           05-03-02  $10,202
07-06-01  $11,060         12-07-01  $10,745           05-10-02  $10,017
07-13-01  $11,273         12/14/01  $10,444           05-17-02  $10,474
07-20-01  $11,212         12-21-01  $10,645           05-24-02  $10,250
07-27-01  $11,165         12-28-01  $10,819           05-31-02  $10,106
08-03-01  $11,243         01-04-02  $10,932
08-10-01  $10,994         01-11-02  $10,698
08-17-01  $10,760         01-18-02  $10,509
08-24-01  $10,948         01-25-02  $10,577
08-31-01  $10,515         02-01-02  $10,490
09-07-01  $10,066         02-08-02  $10,249
09-14-01  $10,104         02-15-02  $10,315
09-21-01  $8,900          02-22-02  $10,179
09-28-01  $9,563          03-01-02  $10,560
10-05-01  $9,837          03-08-02  $10,891
10-12-01  $10,049         03-15-02  $10,905
10-19-01  $9,895          03-22-02  $10,777
10-26-01  $10,531         03-29-02  $10,776                              ]






         A strong economic recovery produced a first quarter 2002 real GDP growth of +5.6%. Recently, the recovery has entered a soft spot that might last until August. ISI expects the expansion to regain speed later this year producing +4.0% growth for the second half of 2002. We also expect inflation to drop to zero later this year. This should be a good environment for financial assets, especially with a corresponding rebound in corporate profits. Please see ISI Market Outlook discussion that follows this letter for more on the stock market and economy.

The differences between the Fund's sector weighting and the Index are the result of the more active management approach. See the table below with the Fund's industry profile compared to the Index. Another result of the new approach is the over/under weighting of individual stocks versus their Index weighting. This is best demonstrated using the 10 largest stock holdings.

INVESTMENT ADVISOR'S REPORT (CONCLUDED)

--------------------------------------------------
COMPARISON OF EQUITY SECTOR WEIGHTS
(AS OF MAY 31, 2002)
--------------------------------------------------
                              ISI      Wilshire
Equity Sectors             Strategy   5000 Index
                             Fund
--------------------------------------------------
Capital Goods                  4.2%         4.3%
--------------------------------------------------
Consumer Durables              3.7          2.2
--------------------------------------------------
Consumer Non-Durables         31.8         31.6
--------------------------------------------------
Energy                         5.8          5.8
--------------------------------------------------
Finance                       21.0         21.3
--------------------------------------------------
Materials & Services          10.3          9.4
--------------------------------------------------
Technology                    15.8         17.3
--------------------------------------------------
Transportation                 2.5          1.2
--------------------------------------------------
Utilities                      4.9          6.9
--------------------------------------------------


---------------------------------------------------
TOP 10 HOLDINGS
(AS OF MAY 31, 2002)
---------------------------------------------------
                      ISI Strategy
                          Fund      Wilshire 5000
                         Equity         Index
                         Section     % of Market
Company                % of Market      Value
                          Value
---------------------------------------------------
General Electric Co.       2.38%          2.54%
---------------------------------------------------
Bank of America Corp.     2.37           0.98
---------------------------------------------------
Citigroup, Inc.           2.35           1.82
---------------------------------------------------
Wal Mart Stores, Inc.     2.17           1.98
---------------------------------------------------
Fannie Mae                2.14           0.66
---------------------------------------------------
Microsoft Corp.           2.11           2.26
---------------------------------------------------
Exxon Mobil Corp.         1.78           2.24
---------------------------------------------------
Merck & Co., Inc.         1.65           1.06
---------------------------------------------------
Pfizer, Inc.              1.63           1.78
---------------------------------------------------
Johnson & Johnson         1.46           1.54
---------------------------------------------------


BOND SECTION
     ISI is optimistic on inflation and interest rates for next fiscal year and begins the next fiscal year with a long 7.9 year duration in the bond section.

     During the fiscal year, the benchmark 10-year yield fell by 32 basis points. This meant capital gains along with income for Treasury notes. The Fund maintained a relatively long duration throughout the year (average duration 7.3 years versus the Treasury Market at 5.8 years). This long relative maturity helped the Fund's overall performance. The Fund's duration during the low yield months of September, October and November was roughly 6.9 years, somewhat shorter than the average position. The duration during the higher yield months of June and July was above the year's average (8.1 years versus 7.3 years). These tactical moves were generally helpful to the Fund's performance. Please see the chart below to gauge the bond market's volatility during the fiscal year.


[EDGAR REPRESENTATION OF 10 YEAR TREASURY GRAPH:

Jun-01   5.30
Jul-01   5.20
Aug-01   5.00
Sep-01   4.70
Oct-01   4.57
Nov-01   4.65
Dec-01   5.09
Jan-02   5.04
Feb-02   4.91
Mar-02   5.28
Apr-02   5.21
May-02   5.16]


     Please see the ISI Market Outlook discussion which follows our letter for more details on inflation.

     We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 31, 2002

MARKET OUTLOOK

OVERVIEW
     The stock market has never been this weak in a recovery. The stock market's weakness is puzzling given the significant rebound in corporate profits that has already been reported, increasing from a third quarter low of $551 billion to $655 billion and $696 billion in the fourth quarter of 2001 and first quarter of 2002 respectively, meaning profits are already up more than 25% in just six months. The reasons for the stock market slip are 1) the uncertainty caused by recent corporate disclosures, indictments and bankruptcies; and 2) the slowing of the recovery. The majority of the economic reports ISI monitors suggest the recovery is still in the "soft spot" that started almost three months ago. For example, First Call's tally of analysts' earnings revisions edged lower recently. Our best guess is that the "soft spot" will continue until August with the economy picking up again after that. Litigation and investigation are likely to continue over the balance of 2002 but without new bombshells, the pressure will recede going forward.

OUTLOOK FOR STOCKS
     Corporate earnings are poised to show good progress versus the recession lows of last year. The stock market is not cheap on a price-to-earnings basis (roughly 20 times 2002 earnings) but when compared to the fixed income alternatives, either T-Bills or 10-year Treasuries, the comparison is attractive for stocks. Please see the following two charts.

[EDGAR REPRESENTATION OF 10 YEAR TBILL YIELD GRAPHS:
   GRAPH 1:
----------
   Jan-80    1.00            Jan-82    1.05               Jan-84     0.96
   Feb-80    1.00            Feb-82    1.05               Feb-84     0.99
   Mar-80    1.00            Mar-82    1.03               Mar-84     1.00
   Apr-80    1.04            Apr-82    0.98               Apr-84     1.03
   May-80    1.16            May-82    0.98               May-84     1.04
   Jun-80    1.36            Jun-82    0.99               Jun-84     1.04
   Jul-80    1.49            Jul-82    1.00               Jul-84     1.06
   Aug-80    1.54            Aug-82    1.12               Aug-84     1.03
   Sep-80    1.42            Sep-82    1.21               Sep-84     1.01
   Oct-80    1.21            Oct-82    1.26               Oct-84     1.01
   Nov-80    1.03            Nov-82    1.27               Nov-84     1.03
   Dec-80    0.89            Dec-82    1.20               Dec-84     1.10
   Jan-81    0.79            Jan-83    1.13               Jan-85     1.17
   Feb-81    0.74            Feb-83    1.08               Feb-85     1.18
   Mar-81    0.74            Mar-83    1.05               Mar-85     1.16
   Apr-81    0.77            Apr-83    1.00               Apr-85     1.12
   May-81    0.76            May-83    0.97               May-85     1.11
   Jun-81    0.76            Jun-83    0.92               Jun-85     1.14
   Jul-81    0.75            Jul-83    0.90               Jul-85     1.17
   Aug-81    0.74            Aug-83    0.87               Aug-85     1.19
   Sep-81    0.79            Sep-83    0.86               Sep-85     1.21
   Oct-81    0.83            Oct-83    0.89               Oct-85     1.21
   Nov-81    0.92            Nov-83    0.91               Nov-85     1.20
   Dec-81    1.01            Dec-83    0.93               Dec-85     1.18


   Jan-86    1.15            Jan-88    1.34               Jan-90      0.92
   Feb-86    1.11            Feb-88    1.41               Feb-90      0.92
   Mar-86    1.09            Mar-88    1.40               Mar-90      0.90
   Apr-86    1.10            Apr-88    1.40               Apr-90      0.90
   May-86    1.11            May-88    1.39               May-90      0.88
   Jun-86    1.12            Jun-88    1.36               Jun-90      0.86
   Jul-86    1.14            Jul-88    1.34               Jul-90      0.85
   Aug-86    1.15            Aug-88    1.29               Aug-90      0.87
   Sep-86    1.20            Sep-88    1.25               Sep-90      0.91
   Oct-86    1.24            Oct-88    1.23               Oct-90      0.96
   Nov-86    1.24            Nov-88    1.19               Nov-90      1.00
   Dec-86    1.22            Dec-88    1.15               Dec-90      1.02
   Jan-87    1.17            Jan-89    1.12               Jan-91      1.04
   Feb-87    1.11            Feb-89    1.07               Feb-91      1.03
   Mar-87    1.06            Mar-89    1.03               Mar-91      1.03
   Apr-87    1.03            Apr-89    1.00               Apr-91      1.01
   May-87    1.00            May-89    0.98               May-91      0.99
   Jun-87    0.98            Jun-89    0.97               Jun-91      0.98
   Jul-87    0.99            Jul-89    0.96               Jul-91      0.96
   Aug-87    0.96            Aug-89    0.95               Aug-91      0.96
   Sep-87    0.92            Sep-89    0.94               Sep-91      0.96
   Oct-87    0.97            Oct-89    0.93               Oct-91      0.96
   Nov-87    1.07            Nov-89    0.92               Nov-91      1.01
   Dec-87    1.20            Dec-89    0.92               Dec-91      1.07


   Jan-92    1.14            Jan-94    1.91               Jan-96      1.38
   Feb-92    1.20            Feb-94    1.89               Feb-96      1.38
   Mar-92    1.22            Mar-94    1.85               Mar-96      1.38
   Apr-92    1.24            Apr-94    1.82               Apr-96      1.38
   May-92    1.26            May-94    1.71               May-96      1.35
   Jun-92    1.29            Jun-94    1.64               Jun-96      1.33
   Jul-92    1.36            Jul-94    1.60               Jul-96      1.33
   Aug-92    1.42            Aug-94    1.52               Aug-96      1.32
   Sep-92    1.50            Sep-94    1.48               Sep-96      1.32
   Oct-92    1.61            Oct-94    1.44               Oct-96      1.32
   Nov-92    1.63            Nov-94    1.38               Nov-96      1.29
   Dec-92    1.62            Dec-94    1.33               Dec-96      1.28
   Jan-93    1.64            Jan-95    1.34               Jan-97      1.25
   Feb-93    1.62            Feb-95    1.33               Feb-97      1.23
   Mar-93    1.64            Mar-95    1.35               Mar-97      1.21
   Apr-93    1.74            Apr-95    1.38               Apr-97      1.20
   May-93    1.76            May-95    1.36               May-97      1.18
   Jun-93    1.76            Jun-95    1.36               Jun-97      1.17
   Jul-93    1.81            Jul-95    1.36               Jul-97      1.14
   Aug-93    1.81            Aug-95    1.37               Aug-97      1.10
   Sep-93    1.83            Sep-95    1.37               Sep-97      1.08
   Oct-93    1.88            Oct-95    1.38               Oct-97      1.07
   Nov-93    1.88            Nov-95    1.37               Nov-97      1.07
   Dec-93    1.89            Dec-95    1.37               Dec-97      1.06


   Jan-98    1.06            Jan-00    0.83               Jan-02      2.62
   Feb-98    1.03            Feb-00    0.80               Feb-02      2.73
   Mar-98    1.01            Mar-00    0.78               Mar-02      2.75
   Apr-98    0.99            Apr-00    0.76               Apr-02      2.82
   May-98    0.96            May-00    0.75               May-02      2.87
   Jun-98    0.95            Jun-00    0.75
   Jul-98    0.94            Jul-00    0.74
   Aug-98    0.95            Aug-00    0.73
   Sep-98    1.00            Sep-00    0.73
   Oct-98    1.09            Oct-00    0.73
   Nov-98    1.12            Nov-00    0.74
   Dec-98    1.13            Dec-00    0.77
   Jan-99    1.09            Jan-01    0.81
   Feb-99    0.99            Feb-01    0.86
   Mar-99    0.97            Mar-01    0.96
   Apr-99    0.95            Apr-01    1.08
   May-99    0.93            May-01    1.17
   Jun-99    0.93            Jun-01    1.27
   Jul-99    0.92            Jul-01    1.32
   Aug-99    0.91            Aug-01    1.36
   Sep-99    0.92            Sep-01    1.55
   Oct-99    0.92            Oct-01    1.81
   Nov-99    0.90            Nov-01    2.10
   Dec-99    0.87            Dec-01    2.43

   GRAPH 2:
  ---------
   Jan-80    1.00            Jan-82    0.87              Jan-84    0.73
   Feb-80    1.00            Feb-82    0.88              Feb-84    0.75
   Mar-80    1.00            Mar-82    0.89              Mar-84    0.77
   Apr-80    1.17            Apr-82    0.88              Apr-84    0.79
   May-80    1.19            May-82    0.89              May-84    0.79
   Jun-80    1.25            Jun-82    0.89              Jun-84    0.78
   Jul-80    1.26            Jul-82    0.87              Jul-84    0.79
   Aug-80    1.22            Aug-82    0.89              Aug-84    0.78
   Sep-80    1.13            Sep-82    0.89              Sep-84    0.79
   Oct-80    1.04            Oct-82    0.88              Oct-84    0.81
   Nov-80    0.96            Nov-82    0.88              Nov-84    0.82
   Dec-80    0.91            Dec-82    0.86              Dec-84    0.84
   Jan-81    0.88            Jan-83    0.84              Jan-85    0.85
   Feb-81    0.85            Feb-83    0.82              Feb-85    0.84
   Mar-81    0.84            Mar-83    0.80              Mar-85    0.81
   Apr-81    0.83            Apr-83    0.78              Apr-85    0.79
   May-81    0.81            May-83    0.76              May-85    0.78
   Jun-81    0.81            Jun-83    0.73              Jun-85    0.79
   Jul-81    0.81            Jul-83    0.71              Jul-85    0.80
   Aug-81    0.80            Aug-83    0.69              Aug-85    0.82
   Sep-81    0.81            Sep-83    0.68              Sep-85    0.83
   Oct-81    0.81            Oct-83    0.69              Oct-85    0.84
   Nov-81    0.84            Nov-83    0.69              Nov-85    0.84
   Dec-81    0.87            Dec-83    0.70              Dec-85    0.85


   Jan-86    0.85             Jan-88    0.87             Jan-90    0.88
   Feb-86    0.85             Feb-88    0.93             Feb-90    0.87
   Mar-86    0.87             Mar-88    0.94             Mar-90    0.85
   Apr-86    0.90             Apr-88    0.95             Apr-90    0.82
   May-86    0.91             May-88    0.95             May-90    0.79
   Jun-86    0.91             Jun-88    0.94             Jun-90    0.77
   Jul-86    0.92             Jul-88    0.95             Jul-90    0.76
   Aug-86    0.91             Aug-88    0.94             Aug-90    0.77
   Sep-86    0.91             Sep-88    0.94             Sep-90    0.79
   Oct-86    0.92             Oct-88    0.96             Oct-90    0.82
   Nov-86    0.90             Nov-88    0.97             Nov-90    0.84
   Dec-86    0.89             Dec-88    0.97             Dec-90    0.85
   Jan-87    0.87             Jan-89    0.97             Jan-91    0.85
   Feb-87    0.85             Feb-89    0.96             Feb-91    0.82
   Mar-87    0.82             Mar-89    0.94             Mar-91    0.79
   Apr-87    0.78             Apr-89    0.93             Apr-91    0.75
   May-87    0.72             May-89    0.92             May-91    0.71
   Jun-87    0.69             Jun-89    0.92             Jun-91    0.68
   Jul-87    0.67             Jul-89    0.93             Jul-91    0.66
   Aug-87    0.64             Aug-89    0.92             Aug-91    0.65
   Sep-87    0.62             Sep-89    0.91             Sep-91    0.64
   Oct-87    0.65             Oct-89    0.89             Oct-91    0.65
   Nov-87    0.71             Nov-89    0.88             Nov-91    0.66
   Dec-87    0.78             Dec-89    0.89             Dec-91    0.68


   Jan-92    0.68             Jan-94    1.03             Jan-96    1.23
   Feb-92    0.67             Feb-94    1.00             Feb-96    1.22
   Mar-92    0.66             Mar-94    0.98             Mar-96    1.18
   Apr-92    0.65             Apr-94    0.96             Apr-96    1.12
   May-92    0.65             May-94    0.93             May-96    1.06
   Jun-92    0.65             Jun-94    0.91             Jun-96    1.01
   Jul-92    0.67             Jul-94    0.91             Jul-96    0.99
   Aug-92    0.69             Aug-94    0.90             Aug-96    0.99
   Sep-92    0.71             Sep-94    0.89             Sep-96    0.99
   Oct-92    0.73             Oct-94    0.89             Oct-96    1.00
   Nov-92    0.74             Nov-94    0.88             Nov-96    1.00
   Dec-92    0.73             Dec-94    0.88             Dec-96    0.99
   Jan-93    0.74             Jan-95    0.92             Jan-97    0.98
   Feb-93    0.75             Feb-95    0.96             Feb-97    0.96
   Mar-93    0.77             Mar-95    1.02             Mar-97    0.93
   Apr-93    0.82             Apr-95    1.07             Apr-97    0.92
   May-93    0.85             May-95    1.10             May-97    0.90
   Jun-93    0.87             Jun-95    1.14             Jun-97    0.88
   Jul-93    0.91             Jul-95    1.16             Jul-97    0.87
   Aug-93    0.93             Aug-95    1.17             Aug-97    0.86
   Sep-93    0.97             Sep-95    1.18             Sep-97    0.86
   Oct-93    1.02             Oct-95    1.18             Oct-97    0.87
   Nov-93    1.03             Nov-95    1.19             Nov-97    0.88
   Dec-93    1.03             Dec-95    1.21             Dec-97    0.90


   Jan-98    0.92             Jan-00    0.68             Jan-02    1.00
   Feb-98    0.92             Feb-00    0.66             Feb-02    0.96
   Mar-98    0.90             Mar-00    0.65             Mar-02    0.93
   Apr-98    0.89             Apr-00    0.66             Apr-02    0.95
   May-98    0.85             May-00    0.68             May-02    0.97
   Jun-98    0.84             Jun-00    0.69
   Jul-98    0.84             Jul-00    0.70
   Aug-98    0.86             Aug-00    0.71
   Sep-98    0.93             Sep-00    0.73
   Oct-98    1.00             Oct-00    0.75
   Nov-98    1.03             Nov-00    0.78
   Dec-98    1.04             Dec-00    0.83
   Jan-99    0.99             Jan-01    0.86
   Feb-99    0.91             Feb-01    0.89
   Mar-99    0.87             Mar-01    0.94
   Apr-99    0.83             Apr-01    0.96
   May-99    0.79             May-01    0.95
   Jun-99    0.76             Jun-01    0.94
   Jul-99    0.73             Jul-01    0.91
   Aug-99    0.72             Aug-01    0.91
   Sep-99    0.72             Sep-01    0.98
   Oct-99    0.73             Oct-01    1.04
   Nov-99    0.73             Nov-01    1.07
   Dec-99    0.71             Dec-01    1.05                           ]

     Recent Tyco revelations put acquisition orientation companies, i.e. "conglomerates" in a poor light. As a result, the Industrial Conglomerate sector of the S&P 500 is -33.9% so far this year while the S&P 500 Industrials are off -14.7%.

     The  numerous  investigations  have  caused  households,   i.e.  individual
investors owning specific stocks, to be net sellers in the first quarter. If the disclosure picture stabilizes, households are likely to

MARKET OUTLOOK (CONCLUDED)

return to stocks. Foreign investors remained on the buy side in the first quarter of 2002 although they slipped from the largest net buyer in 2001 to the third largest net buyer in the first quarter. Mutual funds and insurance companies held down first and second position in the latest quarter.

     The bear market has significantly changed the lineup of big stocks within the S&P 500. Since the highs of March 2000, financial stocks have risen steadily as a percent of the S&P 500 (now 19.3%) and are now the largest sector of the index. The downsizing of the technology sector from its top perch in 2000 has been a hallmark of the bear market.


THE ECONOMY
     A Global Recovery has begun. An impressive list of indicators last week suggest a synchronized global recovery is now underway including the US manufacturing and service Purchasing Managers Indices, German real manufacturing orders, Tokyo consumer confidence, Japanese business sentiment, Japan's monetary base (up +30% year over year in May), Canadian employment, and the world leading economic indicator. The stock market's weakness doesn't appear to be weighing too heavily on consumer spending, with ISI's broadline retailers survey up almost 7 points last week to 44.4, our specialty retailers survey up almost 14 points to 68.2, and our homebuilders survey up almost 7 points to 67.3. In contrast, Federal Reserve Chairman Greenspan may be getting the same feedback from companies as is ISI: last week he said capital spending "is not going anywhere fast." Our guess is that the stock market's weakness is weighing on capital expenditure plans.

     US employment increased significantly in the second quarters of both 1975's and 1983's V shaped recoveries. In contrast, employment was sluggish in the second quarter of 1991's slow U-shaped, jobless recovery. So far in 2002's recovery, employment resembles 1991's sluggish, jobless recovery. Companies this year are particularly reluctant to add workers because 1) profits have been crushed by the weakest growth in nominal sales in 40 years; 2) in a post-Enron environment, companies are under unusual pressure to restrain costs to counter tougher accounting rules; and 3) the stock market's weakness is depressing business confidence. In addition, New Economy aspects are enabling companies to obtain bigger gains in productivity by better applying their already purchased technology equipment investments. Although May's unemployment rate declined, it may move higher in the upcoming months because 1) labor force growth is accelerating; 2) continued unemployment claims rose to another new high in late May; and 3) the weekly insured unemployment rate already suggests 7% unemployment.

     At the same time, unit labor costs are declining because wages are slowing and productivity is accelerating. Average hourly earnings for April and May suggest wages in the second quarter are still slowing. The lack of increase in hours worked in April and May suggests another significant increase in productivity for the quarter. Manufacturing unit labor costs for April were down -0.3% month-to-month, obviously suggesting a decline for the quarter. The slowing of unit labor costs in the early stages of a recovery is normal. ISI expects inflation to decline from an already low 1.0% to zero in the second half of 2002. Lower inflation supports both lower interest rates and an improving stock market.

PERFORMANCE COMPARISON 1


 PERFORMANCE GRAPH HERE

                    ISI          WILSHIRE       LIPPER          CONSUMER
                  STRATEGY         5000         FLEXIBLE          PRICE
                                                PORTFOLIO         INDEX

    09/30/97       10,020        10,000         10,000            10,000
    10/31/97        9,850         9,667          9,769            10,025
    11/30/97       10,070         9,983          9,920            10,019
    12/31/97       10,241        10,168         10,047            10,006
    01/31/98       10,331        10,223         10,108            10,025
    02/28/98       10,783        10,967         10,566            10,043
    03/31/98       11,145        11,516         10,902            10,062
    04/30/98       11,215        11,653         10,986            10,081
    05/31/98       11,094        11,343         10,857            10,099
    06/30/98       11,387        11,741         11,043            10,112
    07/31/98       11,224        11,483         10,911            10,124
    08/31/98       10,301         9,695          9,919            10,136
    09/30/98       10,808        10,328         10,307            10,149
    10/31/98       11,226        11,097         10,754            10,174
    11/30/98       11,689        11,796         11,139            10,174
    12/31/98       12,141        12,550         11,520            10,167
    01/31/99       12,453        13,012         11,714            10,192
    02/28/99       11,995        12,540         11,427            10,205
    03/31/99       12,307        13,024         11,687            10,236
    04/30/99       12,683        13,648         11,999            10,310
    05/31/99       12,442        13,350         11,830            10,310
    06/30/99       12,829        14,041         12,142            10,310
    07/31/99       12,524        13,590         11,996            10,341
    08/31/99       12,420        13,464         11,929            10,366
    09/30/99       12,231        13,112         11,832            10,416
    10/31/99       12,662        13,946         12,129            10,434
    11/30/99       12,884        14,413         12,335            10,440
    12/31/99       13,355        15,507         12,811            10,440
    01/31/00       13,041        14,864         12,535            10,471
    02/29/00       13,268        15,196         12,726            10,534
    03/31/00       13,917        16,099         13,191            10,620
    04/30/00       13,461        15,260         12,965            10,627
    05/31/00       13,201        14,727         12,816            10,639
    06/30/00       13,592        15,377         13,063            10,695
    07/31/00       13,504        15,063         12,990            10,720
    08/31/00       14,160        16,157         13,443            10,720
    09/30/00       13,701        15,403         13,201            10,775
    10/31/00       13,614        15,076         13,135            10,794
    11/30/00       12,878        13,576         12,715            10,800
    12/31/00       13,130        13,818         12,942            10,794
    01/31/01       13,468        14,347         13,113            10,862
    02/28/01       12,722        12,986         12,641            10,906
    03/31/01       12,233        12,112         12,247            10,931
    04/30/01       12,680        13,109         12,689            10,974
    05/31/01       12,762        13,239         12,753            11,028
    06/30/01        12633        13,018         12,610            11,042
    07/31/01        12639        12,803         12,572            11,011
    08/31/01        12181        12,028         12,269            11,011
    09/30/01        11452        10,947         11,745            11,061
    10/31/01        11770        11,226         11,944            11,024
    11/30/01        12242        12,084         12,334            11,005
    12/31/01        12379        12,301         12,413            10,961
    01/31/02        12272        12,149         12,305            10,983
    02/28/02        12130        11,899         12,205            11,027
    03/31/02        12461        12,420         12,438            11,093
    04/30/02        12180        11,813         12,227            11,160
    05/31/02       12,133        11,674         12,184            11,160


----------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
Periods Ended            6 Months     1 Year      3 Years     Since         1 Year      3 Years       Since
May 31, 2002                                                  Inception1                           Inception1
----------------------------------------------------------------------------------------------------------------
ISI Shares               (0.89)%       (4.93)%     (2.49)%     21.33%       (4.93)%     (0.84)%      4.20%
----------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index 2    (3.40)%      (11.82)%    (12.55)%     16.74%      (11.82)%     (4.37)%      3.37%
----------------------------------------------------------------------------------------------------------------
Consumer Price Index 3    0.04%        (0.13)%      6.78%      11.60%       (0.13)%      2.21%       2.38%
----------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio
Funds Average 4          (1.53)%       (5.91)%      0.28%      21.84%       (5.91)%     (0.09)%      4.29%
----------------------------------------------------------------------------------------------------------------

1   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
2   The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3   The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the US equity market. It does not factor in the cost of buying, selling, and holding securities - costs which are reflected in the Fund's results.
4   The Consumer Price Index is a widely used measure of inflation.
5   Lipper figures represent the average of total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated.

SEC CALCULATIONS

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the Fund's 4.45% maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the Fund's total return is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

-----------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
                                                  % Return with
Periods ended 5/31/02:                            Sales Charge 1
-----------------------------------------------------------------
One Year                                              (9.18)%
-----------------------------------------------------------------
Since Inception (9/16/97) 2                            3.18%
-----------------------------------------------------------------

[EDGAR REPRESENTATION OF GRAPH:

                     ISI          WILSHIRE       LIPPER         CONSUMER
                   STRATEGY         5000        FLEXIBLE         PRICE
                                                PORTFOLIO        INDEX

    09/30/97         9,570        10,000          10,000         10000
    10/31/97         9,408         9,667           9,769         10025
    11/30/97         9,618         9,983           9,920         10019
    12/31/97         9,781        10,168          10,047         10006
    01/31/98         9,867        10,223          10,108         10025
    02/28/98        10,299        10,967          10,566         10043
    03/31/98        10,645        11,516          10,902         10062
    04/30/98        10,712        11,653          10,986         10081
    05/31/98        10,596        11,343          10,857         10099
    06/30/98        10,875        11,741          11,043         10112
    07/31/98        10,720        11,483          10,911         10124
    08/31/98         9,839         9,695           9,919         10136
    09/30/98        10,323        10,328          10,307         10149
    10/31/98        10,722        11,097          10,754         10174
    11/30/98        11,164        11,796          11,139         10174
    12/31/98        11,596        12,550          11,520         10167
    01/31/99        11,894        13,012          11,714         10192
    02/28/99        11,457        12,540          11,427         10205
    03/31/99        11,755        13,024          11,687         10236
    04/30/99        12,113        13,648          11,999         10310
    05/31/99        11,884        13,350          11,830         10310
    06/30/99        12,253        14,041          12,142         10310
    07/31/99        11,962        13,590          11,996         10341
    08/31/99        11,862        13,464          11,929         10366
    09/30/99        11,682        13,112          11,832         10416
    10/31/99        12,094        13,946          12,129         10434
    11/30/99        12,305        14,413          12,335         10440
    12/31/99        12,755        15,507          12,811         10440
    01/31/00        12,456        14,864          12,535         10471
    02/29/00        12,672        15,196          12,726         10534
    03/31/00        13,292        16,099          13,191         10620
    04/30/00        12,857        15,260          12,965         10627
    05/31/00        12,608        14,727          12,816         10639
    06/30/00        12,981        15,377          13,063         10695
    07/31/00        12,898        15,063          12,990         10720
    08/31/00        13,524        16,157          13,443         10720
    09/30/00        13,086        15,403          13,201         10775
    10/31/00        13,003        15,076          13,135         10794
    11/30/00        12,300        13,576          12,715         10800
    12/31/00        12,541        13,818          12,942         10794
    01/31/01        12,863        14,347          13,113         10862
    02/28/01        12,151        12,986          12,641         10906
    03/31/01        11,684        12,112          12,247         10931
    04/30/01        12,111        13,109          12,689         10974
    05/31/01        12,189        13,239          12,753         11028
    06/30/01        12,066        13,018          12,610         11042
    07/31/01        12,072        12,803          12,572         11011
    08/31/01        11,634        12,028          12,269         11011
    09/30/01        10,938        10,947          11,745         11061
    10/31/01        11,242        11,226          11,944         11024
    11/30/01        11,693        12,084          12,334         11005
    12/31/01        11,823         12301          12,413         10961
    01/31/02        11,721         12149          12,305         10983
    02/28/02        11,585         11899          12,205         11027
    03/31/02        11,902         12420          12,438         11093
    04/30/02        11,634         11813          12,227         11160
    05/31/02        11,588         11674          12,184         11160]


1 Assumes maximum sales charge of 4.45%.
2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997. Commencement of operations.
* Past performance is not an indicator of future results. These figures assume the reinvestment of dividends and capital gain distributions and reflect the maximum sales charge. Investment return and principal value will fluctuate so that upon redemption an investor's shares may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance would have been lower during the specific period if certain fees and expenses had not been waived by the Fund.

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS                                                                                              MAY 31, 2002

                                                    MARKET                                                                MARKET
                                       SHARES        VALUE                                                 SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 73.65%                                              BIOTECHNOLOGY - 0.79%
BASIC MATERIALS - 2.24%                                            Amgen, Inc. +                           1,000      $  47,630
Air Products & Chemicals, Inc.            250      $  12,538       Andrx Group +                             100          4,327
Alcoa, Inc.                               932         32,601       Biogen, Inc. +                            200          9,976
Allegheny Technologies, Inc.               50            878       BioMarin Pharmaceuticals, Inc. +          100            579
Arch Chemicals, Inc.                      425          9,881       Bio-Technology General Corp. +            100            504
Bowater, Inc.                             100          5,238       Charles River Laboratories
Brady Corp.- Class A                      100          3,600         International, Inc. +                   100          3,675
Cabot Corp.                               100          2,463       Chiron Corp. +                            100          3,620
Cabot Microelectronics Corp. +            100          4,878       Cytogen Corp +                          1,500          1,740
Crompton Corp.                             92          1,041       Deltagen, Inc. +                        2,850         12,255
Cytec Industries, Inc. +                  100          3,099       Dianon Systems Inc. +                     100          6,450
Dow Chemical Co.                          922         30,739       Durect Corp. +                            100            700
Du Pont (E.I.) de Nemours & Co.         3,600        165,600       Emisphere Technologies, Inc. +            100            497
Eastman Chemical Co.                      300         13,875       Exelixis, Inc. +                          100            775
Ecolab, Inc.                              100          4,768       Genencor International, Inc. +            100          1,103
Engelhard Corp.                           100          3,112       Genentech, Inc. +                         200          7,100
FMC Technologies, Inc. +                   71          1,594       Genzyme Corp. - General Division +        200          6,406
Georgia-Pacific Corp.                     179          4,778       Human Genome Sciences, Inc. +             100          1,725
Glatfelter                                100          1,886       Idexx Laboratories, Inc. +                100          3,160
Goodrich Corp.                          1,422         47,509       Invitrogen Corp. +                        100          3,513
Great Lakes Chemical Corp.                100          2,542       Kendle International, Inc. +              100          1,230
International Paper Co.                    43          1,853       Kosan Biosciences, Inc. +                 300          2,712
Longview Fibre Co. +                      100          1,000       Lexicon Genetics, Inc. +                  100            608
Louisiana-Pacific Corp. +               4,000         42,200       MedImmune, Inc. +                         100          3,252
Lubrizol Corp.                            100          3,501       Quest Diagnostics, Inc. +                 400         34,968
Lyondell Chemical Co.                     100          1,642       Rigel Pharmaceuticals, Inc. +           3,300         13,068
Martin Marietta Materials, Inc.           100          4,000       Scios, Inc. +                             100          2,525
MeadWestvaco Corp.                        194          6,123       Seattle Genetics, Inc. +                  100            446
Newmont Mining Corp.                    1,105         34,487       Sequenom, Inc. +                          100            489
Nucor Corp.                               100          6,667       Versicor, Inc. +                        1,500         18,465
Pharmacopeia Inc. +                       100          1,115                                                       -------------
Plum Creek Timber Co.                     102          3,098                                                            193,498
PolyOne Corp.                             100          1,158                                                       -------------
PPG Industries, Inc.                      200         11,436       BUSINESS SERVICES - 2.82%
Praxair, Inc.                             200         11,200       Advent Software, Inc. +                   100          3,990
Rohm & Haas Co.                           273         10,287       Affiliated Computer Services, Inc.-
Sigma-Aldrich Corp.                       100          4,771          Class A +                              500         27,820
Smurfit-Stone Container Corp. +            97          1,581       Allied Waste Industries, Inc. +           100          1,120
Solutia, Inc.                             100            815       Answerthink, Inc. +                     2,800         14,560
Temple-Inland, Inc.                       100          5,568       Apollo Group, Inc. - Class A +            125          4,310
Texas Industries, Inc.                    100          3,771       Automatic Data Processing, Inc.           600         31,152
United States Steel Corp.                 100          2,054       AutoNation, Inc. +                        500          8,615
Valspar Corp.                             100          4,690       Avant! Corp. +                            100          1,867
Vulcan Materials Co.                      100          4,783       BEA Systems, Inc. +                        50            538
Wausau-Mosinee Paper Corp. +              500          6,690       BISYS Group, Inc. +                       200          6,954
Weyerhaeuser Co.                          300         19,650       Brocade Communications Systems,
                                                -------------         Inc. +                                 200          3,930
                                                     546,760       Caminus Corp. +                           100            900
                                                -------------      Carreker Corp. +                        1,200         11,856

                                                                               7




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                           MAY 31, 2002

                                                     MARKET                                                              MARKET
                                       SHARES        VALUE                                                 SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Mercury Interactive Corp. +               200      $  6,772
BUSINESS SERVICES (CONTINUED)                                      Metris Companies, Inc.                  2,700        39,744
Casella Waste Systems, Inc. +             800      $  9,240        Metro One Telecommunications, Inc. +       50           862
CDW Computer Centers, Inc. +              325        16,949        MPS Group, Inc. +                         100           826
Ceridian Corp. +                          200         4,572        Navigant Consulting, Inc. +               100           680
Certegy, Inc. +                           100         4,300        NCO Group, Inc. +                         100         2,516
ChoicePoint, Inc. +                       300        17,883        NETIQ Corp. +                              75         1,734
Ciber, Inc. +                             100           769        Numerical Technologies, Inc. +             50           395
Cintas Corp.                              200        10,442        Omnicom Group, Inc.                       500        43,185
Concord EFS, Inc. +                       450        14,072        Onyx Software Corp. +                   1,900         6,745
Convergys Corp. +                         500        13,120        Paychex, Inc.                              62         2,148
CoStar Group, Inc. +                      200         4,248        PDI, Inc. +                               400         7,828
Credence Systems Corp. +                  275         5,211        Pec Solutions, Inc. +                     300         7,992
Credit Acceptance Corp. +                 100         1,357        Pegasus Solutions, Inc. +                 100         1,475
CSG Systems International, Inc. +         100         2,653        PeopleSoft, Inc. +                         25           513
Deluxe Corp.                              100         4,524        Perot Systems Corp. +                     100         1,840
DeVry, Inc. +                             100         2,698        Per-Se Technologies, Inc. +               100         1,080
DST Systems, Inc. +                       100         4,941        Polycom, Inc. +                           182         3,485
Dun & Bradstreet Corp. +                  400        14,888        Pre-Paid Legal Services, Inc. +           100         2,420
Edison Schools, Inc. +                  1,700         1,751        QLogic Corp. +                             52         2,377
Equifax, Inc.                             100         2,763        QRS Corp. +                               100           967
First Consulting Group, Inc. +            100           835        R.H. Donnelley Corp. +                    120         3,438
Fiserv, Inc. +                            337        14,336        Robert Half International, Inc. +         100         2,468
Gartner, Inc.- Class B +                   77           878        Sapient Corp. +                           150           221
Gentiva Health Services Inc. +            100         2,555        ServiceMaster Co.                       2,000        29,800
Global Payments, Inc.                      80         2,904        Sonus Networks, Inc. +                    100           205
H&R Block, Inc.                           800        35,920        Steris Corp. +                            100         2,115
Heidrick & Struggles International,                                Sylvan Learning Systems, Inc. +           100         2,750
  Inc. +                                  100         2,171        Teledyne Technologies, Inc. +              42           846
HNC Software, Inc. +                      100         2,003        TeleTech Holdings, Inc. +                 100         1,187
IDX Systems Corp. +                       100         1,775        Tetra Technologies, Inc. +                100         2,470
IMS Health, Inc.                          200         4,210        TMP Worldwide, Inc. +                     100         2,701
Indus International, Inc. +               100           276        Transaction Systems Architects, Inc. +    100         1,105
InFocus Corp. +                         1,800        21,096        Tyco International Ltd.                   107         2,349
Information Resources, Inc. +             100           980        United Rentals, Inc. +                    300         7,002
infoUSA Inc. +                            575         3,853        Universal Electronics Inc. +              100         1,713
Inrange Technologies Corp. +              100           561        UNOVA, Inc. +                             100           683
Interpublic Group of Companies, Inc.      510        16,830        URS Corp. +                             1,300        38,376
Iron Mountain, Inc. +                     350        10,850        Viad Corp.                                600        17,802
Kelly Services, Inc. - Class A            400        10,424        Waste Management, Inc.                     39         1,071
Key3Media Group, Inc. +                   100           105        WebMD Corp. +                              54           352
KPMG Consulting, Inc. +                   300         4,662        Wireless Facilities, Inc. +             3,200        15,389
Lamar Advertising Co. +                   200         8,602                                                         ----------
LandAmerica Financial Group, Inc.         100         3,240                                                            688,841
Manpower, Inc.                            200         8,292                                                         ----------
Mapinfo Corp. +                           100         1,026        CAPITAL GOODS - 4.90%
MCSi, Inc. +                              100         1,295        3M Co.                                    575        72,122
MemberWorks, Inc. +                       100         1,718        Adelphia Communications - Class A +       100            70
Mentor Corp.                              100         3,824        Agilent Technologies, Inc. +              495        13,053


8




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                     MARKET                                                            MARKET
                                        SHARES        VALUE                                                 SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Pall Corp.                                100      $  2,276
American Power Conversion Corp. +         500      $  6,980        Parker Hannifin Corp.                     100         4,900
American Standard Companies, Inc. +       100         7,550        Precision Castparts Corp.                 100         3,511
Avery Dennison Corp.                      100         6,537        Raytheon Co.                              300        13,260
Baldor Electric Co.                       100         2,425        Rockwell Automation, Inc.               1,700        37,298
Ball Corp.                                100         4,158        Rockwell Collins, Inc.                    100         2,600
Boeing Co.                                875        37,319        Roper Industries, Inc.                    100         3,900
Caterpillar, Inc.                         400        20,908        Service Corp. International +             100           414
Clarcor, Inc.                             100         3,075        Shaw Group, Inc. +                        100         3,345
CommScope, Inc. +                         100         1,417        Snap-On, Inc.                             100         3,160
Cooper Industries Ltd.                  1,800        78,066        Sonoco Products Co.                     1,600        44,704
Crane Co.                                 100         2,773        Steelcase, Inc.                           100         1,590
Cummins, Inc.                             100         3,681        Stewart Enterprises, Inc. +               100           601
Deere & Co.                               200         9,400        Teleflex, Inc.                            100         5,745
DiamondCluster International,                                      Textron, Inc.                             200         9,384
  Inc. - Class A +                         50           397        TRW, Inc.                                 100         5,490
Diebold, Inc.                             200         7,906        United Technologies Corp.                 455        31,336
Digi International, Inc. +                100           459        Veeco Instruments, Inc. +                 100         2,914
Dover Corp.                               200         7,118        W.W. Grainger, Inc.                       100         5,258
Eaton Corp.                               200        16,164        York International Corp. +                100         3,545
Emerson Electric Co.                      400        23,140                                                      --------------
Fisher Scientific International, Inc. +   100         3,075                                                          1,195,007
Fluor Corp.                               100         3,760        CONSUMER CYCLICALS - 5.38%                    --------------
General Cable Corp.                       100         1,075        A.O. Smith Corp.                           50         1,490
General Dynamics Corp.                    500        50,300        A.T. Cross Co. - Class A +                100           750
General Electric Co.                   13,729       427,521        Abercrombie & Fitch Co. - Class A +        54         1,566
General Motors Corp.- Class H +         1,500        21,870        Amerco, Inc. +                            100         1,604
GrafTech International Ltd. +             100         1,151        Apogee Enterprises, Inc.                  100         1,395
Grant Prideco, Inc. +                     500         7,500        Applebee's International, Inc.            150         5,852
Harsco Corp., Inc.                        100         3,988        Applica, Inc. +                           100         1,016
Hydril Co. +                              100         2,645        Belo Corp. - Class A                    2,700        64,692
Illinois Tool Works, Inc.                 480        34,094        Black & Decker Corp.                      500        23,895
Ingersoll-Rand Co. - Class A              200        10,070        BorgWarner, Inc.                          600        38,640
JLG Industries, Inc.                      100         1,380        Brinker International, Inc. +             250         8,388
Johnson Controls, Inc.                    300        26,418        Brunswick Corp.                           600        15,960
Kaydon Corp.                              100         2,590        Carnival Corp.                            600        18,240
Lattice Semiconductor Corp. +             275         2,943        Centex Corp.                              100         5,375
Lawson Products, Inc.                     100         3,097        Champion Enterprises, Inc. +              100           802
Littelfuse Inc. +                         100         2,432        Charlotte Russe Holding Inc. +            100         2,317
Lockheed Martin Corp.                     200        12,410        Charter Communications, Inc. -
Millipore Corp.                           225         8,906          Class A +                               325         2,265
Molex, Inc.                               150         5,663        Children's Place Retail Stores, Inc. +    100         2,803
Moog, Inc. - Class A +                     50         1,523        Choice Hotels International, Inc. +       100         2,303
Navistar International Corp.              100         3,551        Clayton Homes, Inc.                        25           441
Northrop Grumman Corp.                    300        36,393        CSK Auto Corp. +                          100         1,599
Owens-Illinois, Inc. +                    100         1,750        Cytyc Corp. +                             100         1,629
PACCAR, Inc.                              150         6,636        Danaher Corp.                              29         2,019
Pactiv Corp. +                            100         2,317        Darden Restaurants, Inc.                  300         7,539
                                                                   Delphi Corp.                            1,438        22,649

                                                                               9




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                            MARKET
                                        SHARES         VALUE                                               SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           McDonald's Corp.                        1,500      $ 44,910
CONSUMER CYCLICALS (CONTINUED)                                     McGraw-Hill Companies, Inc.               200        12,626
Donaldson Co., Inc.                       100         3,952        Men's Wearhouse, Inc. +                   100         2,828
Dow Jones & Co., Inc.                     100         5,505        MGM Mirage, Inc. +                         66         2,488
DR Horton, Inc.                           210         5,149        Mohawk Industries, Inc. +                 100         6,552
Electronics Boutique Holdings Corp. +   1,300        38,597        New York Times Co.- Class A               200        10,054
Energizer Holdings, Inc. +                466        12,559        Newell Rubbermaid, Inc.                 2,536        86,604
Ethan Allen Interiors, Inc.               100         3,805        Nike, Inc. - Class B                      300        16,125
Factory 2-U Stores, Inc. +              1,200        18,912        Outback Steakhouse, Inc. +                150         5,945
Fleetwood Enterprises, Inc.             1,900        19,741        Park Place Entertainment Corp. +          100         1,130
Ford Motor Co.                          1,922        33,923        Photronics, Inc. +                        150         3,431
Fossil, Inc. +                             50         1,548        Polaris Industries, Inc.                  100         6,954
Furniture Brands International, Inc. +    100         3,783        PracticeWorks, Inc. +                     100         1,669
Gannett Co., Inc.                       1,200        90,960        Princeton Review Inc. +                   400         3,200
Gemstar-TV Guide International, Inc. +    100           952        Pulitzer, Inc.                            100         4,995
General Motors Corp.                      500        31,075        Pulte Homes, Inc.                         100         5,423
GenesisIntermedia, Inc. +                 600             1        Reebok International Ltd. +               100         2,618
Genuine Parts Co.                       1,800        65,790        Rent-A-Center, Inc. +                     100         5,675
Goodyear Tire & Rubber Co.                 25           548        Royal Caribbean Cruises Ltd.              100         2,251
Harley-Davidson, Inc.                     300        15,774        Ryan's Family Steak Houses, Inc. +        150         2,619
Harrah's Entertainment, Inc. +            200         9,530        Scripps (E.W.) Co.                        100         7,669
Harte-Hanks, Inc.                         150         3,284        Sherwin Williams Co.                      100         3,160
Hasbro, Inc.                              500         7,650        Sotheby's Holdings, Inc. - Class A +      100         1,401
Haverty Funiture Companies, Inc.        2,000        36,460        Speedway Motorsports Inc. +               100         2,729
Hillenbrand Industries, Inc.              100         6,075        SPX Corp. +                               100        13,750
Hilton Hotels Corp.                        12           170        Stanley Works                             100         4,258
Hollinger International, Inc.             100         1,175        Starbucks Corp. +                         100         2,428
Interface, Inc. - Class A               5,500        49,665        Starwood Hotels & Resorts
International Game Technology +           100         6,250          Worldwide, Inc.                         891        31,532
Interstate Hotels Corp. +                   1             4        Stoneridge, Inc. +                        100         1,575
Jones Apparel Group, Inc. +               100         3,986        Talbots, Inc.                             100         3,720
KB Home                                   100         5,153        Thomas Nelson, Inc.                       100         1,305
Kimball International, Inc.- Class B      100         1,652        Timberland Co. - Class A +                100         3,878
Knight-Ridder, Inc.                       100         6,583        Toro Co.                                  100         5,757
Lafarge North America, Inc.               200         8,380        Tower Automotive, Inc. +                  100         1,285
Lancaster Colony Corp.                    100         3,884        Triarc Companies, Inc. +                  100         2,746
Landrys Restaurants, Inc.                 200         5,080        Tribune Co.                               340        14,453
La-Z-BOY, Inc.                            118         3,304        Tweeter Home Entertainment Group,
Lear Corp. +                              300        13,866          Inc. +                                1,300        21,892
Lee Enterprises, Inc.                     100         3,686        US Office Products Co. +                   25           -
Leggett & Platt, Inc.                     100         2,632        USA Floral Products Inc. +                300             2
Lennar Corp.                              100         5,472        V.F. Corp.                                200         8,500
Liz Claiborne, Inc.                       100         3,063        Vail Resorts, Inc. +                      100         1,838
Lone Star Steakhouse & Saloon           2,200        46,706        Vialta, Inc.                                1             1
Marriott International, Inc.- Class A     300        12,132        Washington Post Co. +                     100        61,740
Masco Corp.                               500        13,330        Wendys International, Inc.                200         7,594
Mattel, Inc.                              120         2,549        Whirlpool Corp.                           100         7,140
Maytag Corp.                              100         4,479        Wiley (John) & Sons +                     100         2,576
McClatchy Co.                             100         6,235        Wolverine World Wide, Inc.                100         1,767


10




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           International Flavors & Fragrances, Inc.  300      $ 10,218
CONSUMER CYCLICALS (CONTINUED)                                     Kellogg Co.                               400        14,680
Yum! Brands, Inc. +                       140     $   8,917        Kimberly-Clark Corp.                      544        35,316
Zygo Corp. +                              100         1,311        Kraft Foods, Inc.                         800        34,408
                                              --------------       Liberty Media Corp. +                   6,400        77,120
                                                  1,313,259        Lindsay Manufacturing Co.                  50         1,162
                                              --------------       McCormick & Co., Inc.                     200         5,252
CONSUMER STAPLES - 7.64%                                           Meredith Corp.                            100         4,044
7-Eleven, Inc. +                        2,800        23,520        Metro-Goldwyn-Mayer Inc. +                100         1,625
Alberto-Culver Co.- Class B               100         5,297        Monsanto Co.                              100         2,660
AMC Entertainment, Inc. +                 100         1,459        Nash Finch Co.                            100         3,105
Anheuser-Busch Companies, Inc.          3,200       165,152        Penton Media, Inc.                      3,000        12,360
Archer-Daniels-Midland Co.                244         3,550        Pepsi Bottling Group, Inc.                100         3,302
Avon Products, Inc.                       300        15,885        PepsiAmericas, Inc.                       100         1,590
Blockbuster, Inc. - Class A             1,900        52,250        PepsiCo, Inc.                           2,260       117,475
Brown-Forman Corp. - Class B              100         7,871        Philip Morris Companies, Inc.           2,975       170,319
Cablevision Systems Corp. +               100         1,862        Playboy Enterprises, Inc. - Class B +     100         1,473
Campbell Soup Co.                         400        11,300        Playtex Products, Inc. +                  100         1,359
Clear Channel Communications, Inc. +      389        20,706        Price Communications Corp. +               27           471
Clorox Co.                                268        12,274        Primedia Inc. +                           100           199
Coca-Cola Co.                           2,900       161,124        Procter & Gamble Co.                    2,600       232,830
Coca-Cola Enterprises, Inc.               200         4,350        R.J. Reynolds Tobacco Holdings, Inc.      100         7,070
Colgate-Palmolive Co.                     600        32,520        Readers Digest Association, Inc.          700        15,617
Comcast Corp.- Class A Special +          840        23,654        Robert Mondavi +                          100         3,595
ConAgra Foods, Inc.                       509        12,526        RR Donnelley & Sons Co.                   100         2,883
Constellation Brands, Inc. +              400        11,788        Sara Lee Corp.                            600        12,648
Coors (Adolph) Co.                        100         6,674        Scotts Co. - Class A +                    100         4,685
Corn Products International, Inc.         100         3,390        Smithfield Foods, Inc. +                  100         1,840
Cox Communications, Inc. - Class A+     2,346        78,919        Supervalu, Inc.                           100         3,018
Cymer, Inc. +                             100         4,323        Sysco Corp.                               700        19,495
Dean Foods Co. +                          284        10,366        Terra Industries Inc. +                 8,900        18,156
Delta & Pine Land Co.                     100         1,935        Tyson Foods, Inc. - Class A +              16           236
Dole Food Co., Inc.                       100         3,327        USA Interactive +                         100         2,842
Eastman Kodak Co.                         700        23,289        UST, Inc.                                 100         3,833
EchoStar Communications Corp. -                                    Valuevision International, Inc.
    Class A+                              200         5,038         - Class A +                              100         2,174
Entercom Communications Corp. +           100         5,255        Viacom, Inc.- Class B +                 2,775       135,864
Estee Lauder Companies, Inc.              100         3,675        W.M. Wrigley Jr. Co.                      300        17,193
Fleming Companies, Inc.                   100         2,214        Walt Disney Co.                         2,200        50,402
Flower Foods, Inc. +                       60         1,537        Westwood One, Inc. +                      100         3,815
Fortune Brands, Inc.                      500        26,825        Whole Foods Market, Inc. +                100         5,117
Gaylord Entertainment Co. +               100         2,588        Wild Oats Markets, Inc. +               1,900        27,854
General Mills, Inc.                       300        13,650                                                      -------------
Hain Celestial Group, Inc. +              100         1,718                                                          1,864,553
Heinz (H. J.) Co.                         300        12,189                                                      -------------
Hershey Foods Corp.                       200        13,346        ENERGY - 4.26%
Hispanic Broadcasting Corp. +             100         2,496        Amerada Hess Corp.                        700        57,575
Hormel Foods Corp.                        100         2,441        Anadarko Petroleum Corp.                   82         4,162
Ingram Micro, Inc. +                      100         1,440        Apache Corp.                            1,010        56,237
Insight Communications Co., Inc. +        100         1,525

                                                                              11




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           FINANCE - 15.46%
ENERGY (CONTINUED)                                                 21st Century Insurance Group              100         2,091
Ashland, Inc.                             400        15,196        Aflac, Inc.                               500         6,080
BJ Services Co. +                         100         3,752        Alliance Capital Management Holding LP    200         7,804
Burlington Resources, Inc.                200         8,120        Allied Capital Corp.                      100         2,469
ChevronTexaco Corp.                     1,562       136,285        Allmerica Financial Corp.                 100         4,855
Conoco, Inc.                               75         2,016        Allstate Corp.                             50         1,924
Consol Energy, Inc.                     3,000        72,480        AMB Property Corp.                        100         2,915
Devon Energy Corp.                      1,790        93,528        AMBAC Financial Group, Inc.               150        10,104
Diamond Offshore Drilling, Inc.           100         3,373        Amcore Financial, Inc.                    100         2,297
Dril-Quip, Inc. +                         100         2,316        American Express Co.                    1,500        63,765
Encore Acquisition Co. +                  400         6,196        American International Group, Inc.      2,782       186,311
Energy Partners Ltd +                     100           746        American National Insurance               200        20,162
EOG Resources, Inc.                       100         4,100        AmeriCredit Corp. +                       100         3,510
Exxon Mobil Corp.                       8,004       319,600        AmSouth Bancorp.                          249         5,528
FMC Corp. +                               100         3,550        AON Corp.                                 250         8,358
Global Industries Ltd. +                  100           746        Apartment Investment & Management Co.      52         2,422
GlobalSantaFe Corp.                       166         5,603        Archstone Smith Trust                     100         2,701
Halliburton Co.                           100         1,855        Arden Realty, Inc.                        100         2,700
Helmerich & Payne, Inc.                   100         3,820        Argonaut Group, Inc.                      100         2,139
Holly Corp.                             2,300        34,408        Associated Banc Corp.                     121         4,580
Kerr-McGee Corp.                           73         4,241        Associated Estates Realty                 100           970
Marathon Oil Corp.                        300         8,226        Astoria Financial Corp.                   100         3,489
Murphy Oil Corp.                          300        27,732        Avalonbay Communities, Inc.               100         4,736
Nabors Industries, Inc. +                 200         8,780        Bancorpsouth, Inc.                        100         2,180
National-Oilwell, Inc. +                  100         2,554        Bank of America Corp.                   5,623       426,280
NL Industries, Inc.                       100         1,800        Bank of Hawaii Corp.                    2,500        72,375
Noble Corp. +                             100         4,282        Bank of New York Co., Inc.                800        29,040
Noble Energy, Inc.                        100         3,816        Banknorth Group, Inc.                     100         2,689
Nuevo Energy Co. +                      1,600        25,104        BB&T Corp.                                450        16,911
Occidental Petroleum Corp.                400        11,944        Bear Stearns Companies, Inc.              120         7,206
Phillips Petroleum Co.                    380        21,869        Berkshire Hathaway, Inc. Class A +          2       149,200
Pride International, Inc. +               100         1,940        Boston Properties, Inc.                   100         4,100
Schlumberger Ltd.                         100         5,164        Capital One Financial Corp.               200        12,488
Seacor Smit, Inc. +                       100         4,870        CarrAmerica Realty Corp. +                100         3,150
Smith International, Inc. +               100         7,338        Catellus Development Corp. +              100         2,025
Sunoco, Inc.                              100         3,556        Charles Schwab Corp.                      450         5,441
Tesoro Petroleum Corp. +                  100           705        Charter One Financial, Inc.               153         5,539
Tidewater, Inc.                           100         4,075        Chubb Corp.                               300        22,548
Universal Compression Holdings, Inc. +    100         2,185        Cigna Corp.                               400        42,420
Unocal Corp.                              200         7,364        Cincinnati Financial Corp.                200         9,076
Valero Energy Corp.                     1,000        39,500        Citigroup, Inc.                         9,795       422,948
Weatherfold International, Inc. +         100         5,035        Citizens Banking Corp.                    100         3,288
W-H Energy Services, Inc. +               100         2,280        City National Corp.                       100         5,426
                                             --------------        Colonial BancGroup, Inc.                  100         1,540
                                                  1,040,024        Comerica, Inc.                            250        16,025
                                             --------------        Commerce Bancorp., Inc.                   700        33,698

12




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           iStar Financial, Inc.                     100         3,050
FINANCE (CONTINUED)                                                Jefferson-Pilot Corp.                     225        10,712
Commerce Bancshares, Inc.                 120      $  5,425        John Hancock Financial Services, Inc.     300        11,007
Community First Bankshares, Inc.           50         1,361        JP Morgan Chase & Co.                   2,590        93,111
Compass Bancshares, Inc.                   50         1,740        KeyCorp                                   400        10,920
Countrywide Credit Industries, Inc.       100         4,931        Kilroy Realty Corp.                       100         2,683
Crescent Real Estate Equities Co.         100         1,950        Kimco Realty Corp.                        150         4,785
Cullen/Frost Bankers, Inc.                100         3,859        Knight Trading Group, Inc. +            2,900        18,415
Duke Realty Corp. +                       100         2,706        La Quinta Corp. +                          55           413
Eaton Vance Corp.                         100         3,495        LaBranche & Co., Inc. +                   100         2,640
Edwards (AG), Inc.                        100         3,969        Legg Mason, Inc.                          100         5,526
Equity Office Properties Trust            434        13,081        Lehman Brothers Holdings, Inc.            300        18,300
Equity Residential                        300         8,682        Leucadia National Corp.                   100         3,434
Fannie Mae                              4,800       384,048        Liberty Property Trust                    100         3,450
Federated Investors, Inc.                 150         5,010        Lincoln National Corp.                    200         8,964
Fidelity National Financial, Inc.          10           306        Loews Corp.                               100         5,710
Fifth Third Bancorp.                       19         1,238        M & T Bank Corp.                          212        18,480
First American Corp.                      100         2,220        Mail-Well, Inc. +                          50           268
First Financial Corp.                     100         4,650        Marsh & McLennan Companies, Inc.          600        60,540
First Health Group Corp. +                100         2,746        Marshall & Ilsley Corp.                   100         6,209
First Niagra Financial Group, Inc.        100         2,536        MBIA, Inc.                                150         8,417
First Place Financial Corp.               100         1,731        MBNA Corp.                                900        32,589
First Tennessee National Corp.            100         3,895        Mellon Financial Corp.                    500        18,550
First Virginia Banks, Inc.                400        22,752        Mercantile Bankshares Corp.               100         4,155
FirstMerit Corp.                          100         2,766        Mercury General Corp.                     100         4,825
Flagstar Bancorp, Inc.                     50         1,418        Merrill Lynch & Co., Inc.                 900        36,639
FleetBoston Financial Corp.             1,296        45,671        Metlife, Inc.                             800        26,584
Flushing Financial Corp.                   25           474        MGIC Investment Corp.                     100         7,278
Franklin Resources, Inc.                  300        13,059        MONY Group, Inc.                          100         3,478
Freddie Mac                               800        52,440        Morgan Stanley Dean Witter & Co.        2,100        95,466
GBC Bancorp                               100         2,902        National City Corp.                       640        21,299
Glenborough Realty Trust, Inc.            100         2,250        National Health Investors, Inc.           100         1,560
Glimcher Realty Trust                     100         1,980        Nationwide Financial Services, Inc.       100         4,315
Golden State Bancorp., Inc.               100         3,821        Neuberger & Berman, Inc.                  150         6,530
Golden West Financial Corp.               200        13,992        North Fork Bancorp., Inc.                 150         5,897
Goldman Sachs Group, Inc.                 200        15,090        Northern Trust Corp.                      300        15,546
Greenpoint Financial Corp.                100         5,116        Northwest Bancorp., Inc.                  100         1,459
Hartford Financial Services Group         300        19,800        Ocwen Financial Corp. +                   100           660
Health Care Property Investors, Inc.      100         4,177        Ohio Casualty Corp. +                     100         2,091
Hibernia Corp. - Class A                  100         2,007        Old National Bancorp.                      80         2,048
Household International, Inc.             406        20,767        Old Republic International Corp.          200         6,640
Hudson United Bancorp                      13           400        Penford Corp.                             100         1,960
Hugoton Royalty Trust                     100         1,080        Pennsylvania Real Estate Investment
Huntington Bancshares, Inc.                86         1,717          Trust                                   100         2,590
Independent Bank Corp.                     80         2,540        People's Bank                             100         2,713
IndyMac Bancorp, Inc. +                   100         2,313        PMI Group, Inc.                           100         8,560
Integra Bank Corp.                         26           581        PNC Financial Services Group, Inc.        400        22,500
Interpool, Inc.                           100         2,360        Popular, Inc.                             100         3,190
IRT Property Co.                          100         1,200        Presidential Life Corp.                   200         4,404


                                                                              13







ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           White Mountains Insurance Group Ltd.       25          8,875
FINANCE (CONTINUED)                                                Whitney Holding Corp.                     150          5,345
Progressive Corp.                         600       $ 35,526       Wilmington Trust Corp.                    100          6,242
Prologis Trust                            100          2,395       Zions Bancorp.                            100          5,507
Provident Bankshares Corp.                 20            522                                                      --------------
Provident Financial Group, Inc.           100          2,948                                                          3,771,966
Providian Financial Corp. +               100            815                                                      --------------
Prudential Financial Inc. +             1,200         41,388       HEALTH CARE - 8.78%
Public Storage, Inc.                      186          6,834       Abbott Laboratories                     2,000         95,000
R&G Financial Corp. - Class B             100          2,157       Accredo Health, Inc. +                    100          5,394
Radian Group, Inc.                        200         10,860       Allergan, Inc.                            500         31,550
Regions Financial Corp.                   200          7,210       Alpharma, Inc. - Class A                  100          2,065
Reinsurance Group of America, Inc.        100          3,139       AmerisourceBergen Corp.                   422         32,532
RLI Corp.                                 100          5,375       Apogent Technologies, Inc. +              100          2,487
Rouse Co.                                 100          3,335       Applera Corp. - Applied Biosystems
Sabre Holdings Corp. +                     44          1,734         Group                                   100          1,820
SCPIE Holdings, Inc.                      100            888       Apria Healthcare Group, Inc. +            100          2,367
Senior Housing Properties Trust            20            284       Arrow International, Inc.                 100          4,594
Silicon Valley Bancshares +               100          3,112       Bausch & Lomb, Inc.                       100          3,777
Simon Property Group, Inc.                100          3,407       Baxter International, Inc.                540         28,998
SLM Corp.                                 450         43,416       Beckman Coulter, Inc.                     100          4,995
SouthTrust Corp.                          200          5,194       Becton Dickinson & Co.                    200          7,520
Southwest Bancorp. of Texas, Inc. +       100          3,325       Beverly Enterprises, Inc. +               100            781
Sovereign Bancorp., Inc.                   60            929       Biomet, Inc.                              275          7,763
St. Paul Companies, Inc.                  500         21,305       Boston Scientific Corp. +                 700         19,495
State Street Corp.                        300         13,938       Bristol-Myers Squibb Co.                3,300        102,696
Stilwell Financial, Inc.                  100          2,160       C.R. Bard, Inc.                           600         33,060
Student Loan Corp.                        300         27,744       Cardinal Health, Inc.                     549         36,487
SunTrust Banks, Inc.                      392         26,774       Community Health Sytems +                 100          2,944
Synovus Financial Corp.                    25            666       Covance, Inc. +                           100          1,825
T. Rowe Price Group, Inc.                 200          7,222       Coventry Health Care, Inc. +              100          3,105
TCF Financial Corp.                       100          5,126       Cubist Pharmaceuticals, Inc. +            500          7,250
Torchmark Corp.                           200          8,072       DaVita, Inc. +                            100          2,340
Transatlantic Holding, Inc. +           1,300        113,165       Diagnostic Products Corp.                 100          5,035
Trustmark Corp.                           100          2,542       Edward Lifesciences Corp. +                80         $1,906
Union Planters Corp.                      200         10,034       Eli Lilly & Co.                         1,600        103,520
UnionBanCal Corp. +                       200          9,808       Endo Pharmaceuticals Holdings, Inc. +     100          1,090
Unitrin, Inc. +                           100          3,926       Express Scripts, Inc. +                   100          5,285
UnumProvident Corp.                       546         13,814       Forest Laboratories, Inc. +               300         22,149
US Bancorp                              2,123         50,209       Guidant Corp. +                         1,000         40,000
Valley National Bancorp.                  556         15,508       Haemonetics Corp. +                       100          2,992
Vornado Realty Trust                       43          1,911       HCA, Inc.                                 600         29,478
Wachovia Corp.                          1,482         56,864       Health Management Associates, Inc. +       50          1,030
Waddell & Reed Financial, Inc.            100          2,470       Health Net, Inc. +                        800         23,160
Washington Mutual, Inc.                   829         32,223       Healthsouth Corp. +                     2,100         29,715
Webster Financial Corp. +                 152          5,986       Henry Schein, Inc. +                      100          4,958
Wells Fargo & Co.                       2,385        124,974       Humana, Inc. +                            100          1,522
Westamerica Bancorp. +                    100          4,448       ICN Pharmaceuticals, Inc.                 100          2,803
                                                                   Immunex Corp. +                           100          2,524
14





ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           UnitedHealth Group, Inc.                  500     $   45,400
HEALTH CARE (CONTINUED)                                            US Oncology, Inc. +                        88            761
Impax Laboratories, Inc. +              2,800       $ 23,464       Ventas, Inc. +                            100          1,315
Invacare Corp.                            100          3,776       Viasys Healthcare, Inc. +                  39            797
I-Stat Corp. +                            100            466       Watson Pharmaceuticals, Inc. +            100          2,600
IVAX Corp. +                               50            654       Wellpoint Health Networks, Inc. +         600         44,496
Johnson & Johnson                       4,279        262,517       Wyeth                                     900         49,950
King Pharmaceuticals, Inc. +              249          6,735       Zimmer Holdings, Inc. +                   240          8,395
LifePoint Hospitals, Inc. +                56          2,179                                                     --------------
Lincare Holdings, Inc. +                  100          2,968                                                          2,142,453
Manor Care, Inc. +                        700         18,130                                                     --------------
McKesson Corp.                             59          2,213       INFORMATION SERVICES - 1.84%
MedQuist, Inc. +                          100          2,773       Adtran, Inc. +                            100          2,369
Medtronic, Inc.                         1,420         65,533       AirGate PCS, Inc. +                       100          1,158
Merck & Co., Inc.                       5,200        296,920       Allegiance Telecom, Inc. +                775            899
Mid Atlantic Medical Services +           100          3,591       Alltel Corp.                              367         18,897
Millennium Pharmaceuticals, Inc. +         98          1,479       AT&T Corp.                                403          4,824
Molecular Devices Corp +                  100          1,892       AT&T Wireless Services, Inc. +          7,966         64,604
Mylan Laboratories, Inc.                  500         15,470       BellSouth Corp.                         1,400         46,592
Oakley, Inc. +                            100          1,836       Boston Communications Group, Inc. +       800          7,080
Omnicare, Inc.                            100          2,808       CenturyTel, Inc.                           25            775
Orthodontic Centers of America,                                    CT Communications, Inc.                 1,460         21,447
  Inc. +                                  100          2,598       Interdigital Communications Corp. +       100          1,168
Oxford Health Plans, Inc. +               100          4,820       Leap Wireless International, Inc. +        75            187
PacifiCare Health Systems, Inc. +         125          3,468       Nextel Communications, Inc. -
Patterson Dental Co. +                    100          5,041         Class A +                               900          4,374
Penwest Pharmaceuticals Co. +              50            925       Nextel Partners, Inc. +                   500          2,545
Perrigo Co. +                             100          1,400       SBC Communications, Inc.                2,532         86,822
Pfizer, Inc.                            8,444        292,162       Sprint Corp. - FON Group                  100          1,645
Pharmacia Corp.                         1,600         69,104       Telephone & Data Systems, Inc.            400         30,320
PolyMedica Corp. +                        100          3,602       Time Warner Telecom, Inc. +             1,900          4,294
Province Healthcare Co. +                 150          3,819       Triton PCS Holdings, Inc. - Class A +     900          9,180
PSS World Medical, Inc. +                 100            825       US Cellular Corp. +                       100          3,718
Quintiles Transnational Corp. +           100          1,421       Verizon Communications, Inc.            3,164        136,052
RehabCare Group, Inc. +                   100          2,665       Viatel, Inc. +                            100              5
Renal Care Group, Inc. +                  100          3,371                                                      ---------------
Respironics, Inc. +                       100          3,478                                                            448,955
Sangstat Medical Corp. +                   25            550       INTERNET - 1.63%                               ---------------
Schering-Plough Corp.                   1,500         39,675       3Com Corp. +                            2,300         12,788
Sepracor, Inc. +                          300          3,513       Ameritrade Holding Corp. +                100            532
Serologicals Corp. +                      100          1,855       AOL Time Warner, Inc. +                 4,100         76,670
Sola International, Inc. +                100          1,198       Ariba, Inc. +                             100            295
St. Jude Medical, Inc. +                  300         25,320       Cisco Systems, Inc. +                   9,885        155,985
Stryker Corp.                             200         10,912       CMGI, Inc. +                            1,026            811
Sunrise Assisted Living, Inc. +            66          1,928       CNET Networks, Inc. +                      67            208
Sybron Dental Specialties, Inc. +          33            743       DoubleClick, Inc. +                        59            486
Syncor International Corp. +              100          3,105       E*TRADE Group, Inc. +                     100            620
Tenet Healthcare Corp. +                  800         59,600       EarthLink, Inc. +                       2,400         15,792
Triad Hospitals, Inc. +                   182          8,225       eFunds Corp. +                             80          1,106
                                                                   Embarcadero Technologies, Inc. +          400          3,824

                                                                             15





ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Circuit City Stores - Circuit City
INTERNET (CONTINUED)                                                 Group                                   100          2,291
Extreme Networks, Inc. +                  100          1,128       Costco Wholesale Corp. +                  400         15,708
Exult, Inc. +                              50            348       CVS Corp.                                 362         11,595
Hotels.com - Class A +                    300         14,367       Dillard's, Inc.- Class A                3,400        102,102
Inet Technologies, Inc. +               1,100         10,736       Dollar General Corp.                       38            653
InfoSpace, Inc. +                       1,500          1,230       Dollar Tree Stores, Inc. +                150          6,041
Inktomi Corp. +                         1,550          2,744       Elan Corp. +                              100              1
Intuit, Inc. +                             75          3,280       Family Dollar Stores, Inc.                100          3,600
Juniper Networks, Inc. +                1,500         13,905       Federated Department Stores, Inc. +       200          8,282
Level 3 Communications, Inc. +            100            450       Foot Locker, Inc. +                       100          1,530
Liberate Technologies, Inc. +             100            405       Gap, Inc.                               5,775         84,142
Multex.com, Inc. +                      2,100          6,846       Great Atlantic & Pacific Tea Co. +        100          2,307
National Information Consortium,                                   Home Depot, Inc.                        2,675        111,521
  Inc. +                                1,500          5,685       Insight Enterprises, Inc. +               100          2,645
Network Associates, Inc. +                 50            968       J.C. Penney Co., Inc.                     100          2,446
Openwave Systems, Inc. +                   61            367       Kohl's Corp. +                            400         30,000
Overture Services, Inc. +                  75          1,451       Kroger Co. +                              700         15,645
Packeteer, Inc. +                         300          2,010       Lands' End, Inc. +                        100          6,193
Portal Software, Inc. +                 4,900          5,929       Limited Brands                            894         18,765
Quest Software, Inc. +                    100          1,400       Longs Drug Stores Corp. +                 100          3,057
Qwest Communications International,                                Lowe's Companies, Inc.                    900         42,444
   Inc. +                                   1              5       May Department Stores Co.               1,600         56,288
RealNetworks, Inc. +                    1,400         11,900       Neiman Marcus Group, Inc.-
Saba Software Inc. +                      500          1,250         Class A +                               100          3,700
SkillSoft Corp. +                         100          1,829       Nordstrom, Inc.                           100          2,462
Sun Microsystems, Inc. +                3,400         23,426       Office Depot, Inc. +                      200          3,656
Synplicity, Inc. +                        100            650       OfficeMax, Inc. +                       3,200         22,656
TIBCO Software, Inc. +                    100            595       Pathmark Stores, Inc. +                   400          8,984
Ticketmaster - Class B +                  425          9,091       Payless ShoeSource, Inc. +                100          5,591
Transmeta Corp. +                         400            948       PC Connection, Inc. +                   2,200         21,450
Trizetto Group, Inc. +                    100            987       PETsMART, Inc. +                          100          1,644
Ulticom, Inc. +                           100            693       Pier 1 Imports, Inc.                      100          2,022
VeriSign, Inc. +                          107          1,036       RadioShack Corp.                          100          3,424
Vignette Corp. +                          100            210       Rite Aid Corp. +                          100            337
WatchGuard Technologies, Inc. +           200          1,012       Ross Stores, Inc.                         400         16,864
webMethods, Inc. +                         52            471       Safeway, Inc. +                           500         20,325
Yahoo!, Inc. +                             64          1,032       Saks, Inc. +                              100          1,396
                                              --------------       Sears Roebuck & Co.                       400         23,620
                                                     397,501       ShopKo Stores, Inc. +                     100          2,057
RETAIL - 5.45%                                --------------       Staples, Inc. +                           350          7,378
Albertson's, Inc.                         415         14,596       Target Corp.                            1,000         41,450
American Eagle Outfitters, Inc. +         350          7,770       Tiffany & Co.                             200          7,500
Autozone, Inc. +                          200         16,370       TJX Companies, Inc.                       400          8,436
Barnes & Noble, Inc. +                    100          3,077       Too, Inc. +                                57          1,744
Bed Bath & Beyond, Inc. +                 300         10,290       Toys R US, Inc. +                         500          9,125
Best Buy Co., Inc. +                      450         20,790       Value City Department Stores, Inc. +      400          1,476
BJ's Wholesale Club, Inc. +               100          4,325       Walgreen Co.                            1,200         45,912
Cendant Corp. +                         1,705         31,167       Wal-Mart Stores, Inc.                   7,200        389,520


16




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           CoorsTek Inc. +                           300      $  10,065
RETAIL (CONTINUED)                                                 Corning, Inc. - Class A                 1,700          8,160
Weis Markets, Inc. +                      100     $    3,703       Cypress Semiconductor Corp. +             375          7,474
Williams-Sonoma, Inc. +                   200          6,402       Dell Computer Corp. +                   3,400         91,290
Winn Dixie Stores, Inc.                 1,600         31,056       Dentsply International, Inc.              150          6,009
                                                -------------      DMC Stratex Networks, Inc. +            1,050          3,665
                                                   1,329,531       Eclipsys Corp. +                          100          1,483
TECHNOLOGY - 9.12%                              -------------      Electro Scientific Industries, Inc. +     100          2,636
3D Systems Corp. +                         75            857       Electronic Data Systems Corp.             500         26,410
Activision, Inc. +                         50          1,631       EMC Corp. +                             2,400         17,400
Acxiom Corp. +                            100          1,778       ESS Technology, Inc. +                    100          1,592
ADC Telecommunications, Inc. +             86            288       First Data Corp.                          500         39,600
Adobe Systems, Inc.                       200          7,220       FLIR Systems, Inc. +                      100          4,425
Advanced Micro Devices, Inc. +            100          1,143       Gerber Scientific, Inc. +                 100            400
Agere Systems, Inc. - Class A +           300            936       Getty Images, Inc. +                      100          3,361
Alamosa Holdings, Inc. +                  100            433       Harman International Industries, Inc.     100          5,530
Altera Corp. +                            300          5,409       Harris Corp.                              100          3,771
American Management Systems, Inc. +       100          2,089       Hewlett-Packard Co.                     2,952         56,354
Amkor Technology, Inc. +                   75          1,115       Honeywell International, Inc.           4,975        193,528
Analog Devices, Inc. +                    300         10,986       Hutchinson Technology, Inc. +             100          1,579
Apple Computer, Inc. +                    200          4,660       IBM Corp.                               2,700        217,215
Applied Materials, Inc. +               1,700         37,706       Input/Output, Inc. +                       50            450
Applied Micro Circuits Corp. +            700          4,305       Integrated Device Technology, Inc. +      500         12,720
AremisSoft Corp.                          100              -       Integrated Silicon Solution, Inc. +       100          1,185
Arris Group, Inc. +                     1,600         10,400       Intel Corp.                             8,572        236,759
Arrow Electronics, Inc. +                 200          5,004       Interactive Data Corp. +                  100          1,702
Ascential Software Corp. +                100            309       International Rectifier Corp. +           200          9,394
Asyst Technologies, Inc. +                100          1,700       InterVoice-Brite, Inc. +                3,300         10,593
Atmel Corp. +                             225          1,850       Iomega Corp. +                            240          3,024
Audiovox Corp. +                          100            772       ITT Industries, Inc.                      100          6,700
Avanex Corp. +                            100            257       J.D. Edwards & Co. +                      100          1,166
Avid Technology, Inc. +                   100            912       Jabil Circuit, Inc. +                     100          2,296
Avnet, Inc. +                             100          2,313       JDS Uniphase Corp. +                    1,300          4,563
AVX Corp.                               2,100         45,045       JNI Corp. +                               100            462
BMC Software, Inc. +                      100          1,691       Keane, Inc. +                             100          1,452
Broadcom Corp. - Class A +                700         15,785       Kemet Corp. +                             500         10,110
Brooks-PRI Automation Inc. +              104          3,138       Kla-Tencor Corp. +                        200         10,426
CACI International, Inc. - Class A +      100          3,368       Kulicke & Soffa Industries, Inc. +        100          1,460
Cadence Design Systems, Inc. +            100          1,926       Lam Research Corp. +                      475         10,802
Captaris, Inc. +                          100            290       Lexmark International, Inc. +             100          6,245
Checkpoint Systems, Inc. +                100          1,314       Linear Technology Corp.                 1,075         40,044
CIENA Corp. +                             100            566       LSI Logic Corp. +                         433          4,936
Computer Network Technology                                        LTX Corp. +                               100          1,689
  Corp. +                                 100            840       Lucent Technologies, Inc.               5,503         25,589
Computer Sciences Corp. +                 500         23,685       Manufacturers' Services Ltd. +          1,300          6,669
Compuware Corp. +                         100            737       Maxim Integrated Products, Inc. +          65          2,990
Comverse Technology, Inc. +               100          1,185       Maxtor Corp. +                            500          2,650
Concerto Software Inc. +                  100            798       Microchip Technology, Inc. +              487         14,561
Conexant Systems, Inc. +                   75            536       Micron Technology, Inc. +                 500         11,790

                                                                              17





ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Terayon Corp. +                           100            284
TECHNOLOGY (CONTINUED)                                             Texas Instruments, Inc.                 1,965         56,337
Microsoft Corp. +                       7,445      $ 379,769       Thermo Electron Corp. +                    70          1,285
Motorola, Inc.                          2,145         34,299       Thomas & Betts Corp.                      400          8,728
MRV Communications, Inc. +                 88            126       THQ, Inc. +                               150          4,800
Mykrolis Corp. +                           52            702       Total System Services, Inc.                50          1,145
National Semiconductor Corp. +            700         21,490       Transwitch Corp. +                      2,100          2,604
NCR Corp. +                               100          3,655       Triquint Semiconductor, Inc. +             31            279
NDCHealth Corp.                           100          3,227       TTM Technologies, Inc. +                  400          3,200
Netro Corp. +                             100            234       Unisys Corp. +                             50            572
Novell, Inc. +                            291            998       Univision Communications, Inc.
Novellus Systems, Inc. +                  200          8,496         Class A +                               100          4,000
NVIDIA Corp. +                            200          6,692       Veritas Software Corp. +                  433          9,816
ON Semiconductor Corp. +                1,100          3,146       Vishay Intertechnology, Inc. +            602         14,785
Oracle Corp. +                          9,800         77,420       Western Digital Corp. +                 1,600          7,360
Parametric Technology Corp. +             100            348       Western Wireless Corp. +                  100            329
Paxson Communications Corp. +              25            230       Wind River Systems +                      200          1,344
Peregrine Systems, Inc. +                 100            138       Xerox Corp. +                             100            897
PerkinElmer, Inc.                          23            321       Zomax, Inc. +                             500          2,375
Pioneer Standard Electronics, Inc.        800          9,080                                                      --------------
Pitney Bowes, Inc.                      1,600         65,520                                                          2,223,304
Power-One, Inc. +                       1,800         16,182       TRANSPORTATION - 1.82%                         --------------
Powerwave Technologies, Inc. +             75            796       AAR Corp.                               3,400         38,896
Proxim Corp. - Class A +                  277            900       Atlas Air Worldwide Holdings, Inc. +    1,900         16,302
Qualcomm, Inc. +                        1,900         60,116       Burlington Northern Santa Fe Corp.      3,800        107,540
Rational Software Corp. +                 100          1,138       CNF, Inc.                               1,400         50,414
Rayovac Corp. +                           100          1,825       Continental Airlines, Inc. - Class B +    100          2,227
Read-Rite Corp. +                         275            652       CSX Corp.                               1,750         60,200
Roxio, Inc. +                              32            536       Curtiss-Wright Corp. - Class B              1             71
Sandisk Corp. +                            75          1,051       Delta Airlines, Inc.                      100          2,625
SCI Corp. +                               172          1,978       EGL, Inc. +                               100          1,662
Scientific-Atlanta, Inc.                  100          1,945       Expeditors International of
SCM Microsystems, Inc. +                  100          1,104          Washington, Inc.                       100          5,910
Siebel Systems, Inc. +                    100          1,825       FedEx Corp.                               400         21,580
Silicon Image, Inc. +                     100            825       Frontier Airlines, Inc. +               1,500         25,500
Silicon Storage Technology, Inc. +        150          1,620       GATX Corp.                                100          3,195
Solectron Corp. +                         202          1,632       JB Hunt Transport Services, Inc. +        100          2,733
Standard Microsystems Corp. +             100          2,270       Norfolk Southern Corp.                    300          6,351
Storage Technology Corp. +                100          1,800       OMI Corp. +                             7,400         34,040
Sungard Data Systems, Inc. +              100          2,812       Roadway Corp.                             400         12,808
Sycamore Networks, Inc. +                 100            359       Ryder System, Inc.                        100          2,990
Symbol Technologies, Inc.               2,262         19,385       Shurgard Storage Centers, Inc.            100          3,495
Symmetricom, Inc. +                       100            492       Southwest Airlines Co.                    450          7,664
Tektronix, Inc. +                         500         10,140       Union Pacific Corp.                       400         24,496
Tellabs, Inc. +                           100            966       United Parcel Service, Inc. +             100          6,038
Tellium Inc. +                            100            157       US Airways Group, Inc. +                  100            305
Teradyne, Inc. +                          200          5,416       USFreightways Corp.                       100          3,486

18




ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                                   MAY 31, 2002

                                                       MARKET                                                           MARKET
                                        SHARES         VALUE                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)                                           Oneok, Inc.                               300      $    6,231
TRANSPORTATION (CONTINUED)                                         ONI Systems Corp. +                       100             400
Wabash National Corp. +                   100       $    955       PG&E Corp. +                              200           4,299
Wabtec Corp. +                             99          1,356       Piedmont Natural Gas Co.                  100           3,589
Werner Enterprises, Inc.                   33            611       Pinnacle West Capital Corp.               100           4,010
                                               ---------------     Potomac Electric Power Co.                100           2,112
                                                      443,450      PPL Corp.                                 100           3,538
UTILITIES - 1.52%                              ---------------     Progress Energy, Inc.                     200          10,369
AES Corp. +                               246           1,611      Public Service Enterprise Group, Inc.     300          13,583
Allegheny Energy, Inc.                    100           3,593      Puget Energy, Inc.                        200           4,169
Alliant Energy Corp.                      100           2,752      Questar Corp.                             100           2,756
Ameren Corp.                              200           8,744      Reliant Energy, Inc.                      200           3,401
American Electric Power Co., Inc.         340          14,528      Republic Services, Inc. +                 375           7,882
American Water Works Co., Inc.            100           4,351      Sempra Energy                             150           3,751
Aquila, Inc.                            1,200          15,540      Southern Co.                              700          18,899
Calpine Corp. +                         1,300          12,532      Southern Union Co. +                      100           1,689
Cinergy Corp.                             200           7,290      TECO Energy, Inc.                         100           2,489
CMS Energy Corp.                          100           1,806      Touch America Holdings Inc. +             100             296
Consolidated Edison, Inc.                 300          13,131      TXU Corp.                                 300          15,398
Constellation Energy Group, Inc.          100           3,027      Williams Companies, Inc.                  100           1,419
DPL, Inc.                                 100           2,646      Wisconsin Energy Corp. +                  100           2,630
DQE, Inc.                                 575          10,166      XCEL Energy, Inc.                         310           6,659
DTE Energy Co.                            200           9,360                                                      --------------
Duke Energy Corp.                         700          22,407                                                            369,502
Dynegy, Inc.                               62             551      TOTAL COMMON STOCK                              --------------
Edison International +                     50             933           (Cost $16,222,396)                            17,968,604
El Paso Corp.                           1,200          30,780                                                      --------------
Energy East Corp.                         100           2,310      RIGHTS - 0.00%
Entergy Corp.                             300          13,194      Seagate Technology                        300               -
Exelon Corp.                              362          19,363                                                      --------------
FirstEnergy Corp.                         200           6,902      TOTAL RIGHTS
FPL Group, Inc.                           200          12,598           (Cost $ - )                                            -
Great Plains Energy, Inc.                 100           2,327                                                      --------------
KeySpan Corp.                             188           7,118      WARRANTS - 0.00%
MDU Resources Group Inc.                  100           2,997      Golden State Bancorp., Inc.               100             111
Mirant Corp. +                            218           2,071      MasoTech                                  200               -
New Jersey Resources Corp.                 50           1,525      Safety Components International            12               -
NICOR, Inc.                               100           4,806      Seabulk International, Inc.                 1               -
NiSource, Inc.                             76           1,841      Tokheim Corp.                             500               5
Northeast Utilities                       100           1,985                                                      --------------
Northwest Natural Gas Co.                 100           2,925      TOTAL WARRANTS
Ocean Energy, Inc.                        100           2,223           (Cost $8,690)                                        116
                                                                                                                   --------------

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               MAY 31, 2002

                                                                        MARKET
                                                PAR                      VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 22.13%
US Treasury Bonds
      9.25%, 2/15/16                         1,000,000                 1,355,352
       8.75%, 5/15/17                        1,000,000                 1,316,406
   7.25%, 8/15/   22                         1,250,000                 1,469,531
US Treasury Note    s
   5.50%, 5/15/09   250,000                    260,879
   5.00%, 8/15/11                            1,000,000                   997,891
                                                                   -------------

TOTAL US TREASURY OBLIGATIONS
     (Cost $5,181,596)                                                 5,400,059
                                                                   -------------

REPURCHASE AGREEMENT - 4.17%
Goldman Sachs & Co., dated 5/31/02,
  1.76%, principal and interest in the amount
  of  $ 1,018,149 due 6/3/02, collateralized by
  US Treasury Bill, par value of $ 1,040,000,
  due 6/27/02 with market value
  of $ 1,038,633
  (Cost $1,018,000)                          1,018,000                 1,018,000
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES - 99.95%
   (Cost $22,430,682)                                                 24,386,779

ASSETS IN EXCESS OF LIABILITIES - 0.05%                                   11,051
                                                                   -------------

NET ASSETS - 100.00%                                                 $24,397,830
                                                                  ==============



--------------------------------------------------------------------------------
+ Non-income producing securities.

     ISI STRATEGY FUND, INC.

     STATEMENT OF ASSETS AND LIABILITIES

                                                                                         MAY 31, 2002
     ----------------------------------------------------------------------------------------------------
     ASSETS:
         Total investments, at value (cost $22,430,682)                                     $ 24,386,779
         Cash                                                                                        762
         Receivables:
              Capital shares sold                                                                  2,896
              Dividends and interest                                                              95,202
         Prepaid expenses and other                                                                5,325
         Organization costs, net of amortization                                                   4,509
                                                                                       ------------------
         Total assets                                                                         24,495,473
                                                                                       ------------------

     LIABILITIES:
         Payables:
              Capital shares redeemed                                                             30,469
         Accrued Liabilities:
              Investment Advisory fees                                                             3,843
              Distribution fees                                                                    5,316
              Accounting fees                                                                      2,559
              Administration fees                                                                  2,113
              Transfer agency fees                                                                 1,563
              Trustees' fees                                                                         114
              Custody fees                                                                           349
              Other                                                                               51,317
                                                                                       ------------------
         Total liabilities                                                                        97,643
                                                                                       ------------------
     Net assets                                                                             $ 24,397,830
                                                                                       ==================

     COMPONENTS OF NET ASSETS:
         Paid in capital                                                                    $ 25,473,384
         Undistributed net investment income                                                      45,937
         Accumulated net realized loss from investment transactions                           (3,077,588)
         Net unrealized appreciation on investments                                            1,956,097
                                                                                       ------------------
     Net assets                                                                             $ 24,397,830
                                                                                       ==================

     NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
         ($24,397,830 / 2,384,364 shares outstanding)                                            $ 10.23
                                                                                       ==================

     MAXIMUM OFFERING PRICE PER SHARE
         ($10.23 / 0.9555)                                                                       $ 10.71
                                                                                       ==================


     ----------------------------------------------------------------------------------------------------
     See Notes to Financial Statements.

                                                                              21

     ISI STRATEGY FUND, INC.

     STATEMENT OF OPERATIONS

                                                                                           FOR THE
                                                                                          YEAR ENDED
                                                                                         MAY 31, 2002
     ---------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
         Dividends                                                                            $ 250,895
         Interest                                                                               356,629
                                                                                       -----------------
             Total income                                                                       607,524
                                                                                       -----------------

     EXPENSES:
         Investment Advisory fees                                                               104,478
         Professional fees                                                                       67,211
         Distribution fees                                                                       65,299
         Accounting fees                                                                         28,292
         Administration fees                                                                     23,805
         Printing and shareholder reports                                                        20,078
         Transfer agent fees                                                                     18,906
         Registration fees                                                                       20,489
         Trustees' fees                                                                           2,575
         Custody fees                                                                             1,787
         Amortization of organizational costs                                                    14,815
         Miscellaneous                                                                            2,701
                                                                                       -----------------
             Total expenses                                                                     370,436
         Less: fee waiver and/or expense reimbursements                                         (59,554)
                                                                                       -----------------
             Net expenses                                                                       310,882
                                                                                       -----------------
         Net investment income                                                                  296,642
                                                                                       -----------------

     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized loss from investment transactions                                      (1,526,739)
         Net change in unrealized appreciation on investments                                  (105,118)
                                                                                       -----------------
         Net realized and unrealized loss on investments                                     (1,631,857)
                                                                                       -----------------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                                            $ (1,335,215)
                                                                                       =================

     ---------------------------------------------------------------------------------------------------
     See Notes to Financial Statements.

     ISI STRATEGY FUND, INC.

     STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEARS ENDED MAY 31,
                                                                                 -----------------------------------
                                                                                       2002                   2001
----------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:
     OPERATIONS:
         Net investment income                                                       $ 296,642              $ 672,202
         Net realized loss from investment transactions                             (1,526,739)            (1,607,159)
         Net change in unrealized appreciation on investments                         (105,118)                73,715
                                                                                    ----------              ----------
         Net decrease in net assets from operations                                 (1,335,215)              (861,242)
                                                                                    ----------              ----------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                        (307,863)              (745,464)
         Net realized capital gains                                                          -             (1,728,144)
                                                                                    ----------              ----------
         Total distributions                                                          (307,863)            (2,473,608)
                                                                                    ----------              ----------
     CAPITAL SHARE TRANSACTIONS:
         Proceeds from sale of shares                                                4,461,904              1,689,782
         Dividend reinvestments                                                        276,748              2,203,947
         Cost of shares redeemed                                                    (5,748,944)           (10,051,377)
                                                                                    ----------             ----------
         Net decrease in net assets from capital share transactions                 (1,010,292)            (6,157,648)
                                                                                    ----------             ----------
         Total decrease in net assets                                               (2,653,370)            (9,492,498)

     NET ASSETS:
         Beginning of year                                                          27,051,200             36,543,698
         End of year (including undistributed net investment income of              ----------             ----------
             $45,937 and $57,158, respectively)                                   $ 24,397,830           $ 27,051,200
                                                                                    ==========             ==========
     SHARE TRANSACTIONS
         Shares sold                                                                   426,058                157,628
         Shares issued to shareholders on reinvestment of dividends                     26,909                178,024
         Shares redeemed                                                              (553,271)              (858,100)
                                                                                    ----------             ----------
         Net decrease from capital share transactions                                 (100,304)              (522,448)
                                                                                    ==========             ==========

     See Notes to Financial Statements.
----------------------------------------------------------------------------------------------------------------------

     ISI STRATEGY FUND, INC.

     FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                                                                   FOR THE PERIOD
                                                                                                                    SEPTEMBER 16,
                                                                     FOR THE YEARS ENDED MAY 31,                   1997 (1) THROUGH
                                                        -----------------------------------------------------          MAY 31,
                                                           2002           2001            2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------
     PER SHARE OPERATING PERFORMANCE
         Net asset value, beginning of period           $ 10.89         $ 12.15        $ 11.91        $ 11.00         $ 10.00
                                                        -------         -------        -------        -------         -------
     INCOME FROM INVESTMENT OPERATIONS:
         Net investment income                             0.12            0.25           0.26           0.21            0.13
         Net realized and unrealized gain (loss)
             on investments                               (0.66)          (0.62)          0.46           1.10            0.96
                                                        -------         -------        -------        -------         -------
         Total from investment operations                 (0.54)          (0.37)          0.72           1.31            1.09
                                                        -------         -------        -------        -------         -------
     LESS DISTRIBUTIONS:
         Net investment income                            (0.12)          (0.27)         (0.24)         (0.21)          (0.09)
         Capital gains                                        -           (0.62)         (0.24)         (0.19)              -
                                                        -------         -------        -------        -------         -------
         Total distributions                              (0.12)          (0.89)         (0.48)         (0.40)          (0.09)
                                                        -------         -------        -------        -------         -------
         Net asset value, end of period                 $ 10.23         $ 10.89        $ 12.15        $ 11.91         $ 11.00
                                                        =======         =======        =======        =======         =======
     TOTAL RETURN (2)                                     (4.93)%         (3.32)%         6.09%         12.15%          10.94%
     SUPPLEMENTAL DATA AND RATIOS
         Net assets, end of period (000s)              $ 24,398        $ 27,051       $ 36,544       $ 35,734         $ 18,220
         Ratios to average daily net assets:
             Net investment income                         1.14%           2.09%          2.10%          1.81%           2.03%(3)
             Expenses after waivers and/or
                 reimbursements                            1.19%           1.00%          1.00%          1.00%           1.00%(3)
             Expenses before waivers and/or
                 reimbursements                            1.42%           1.38%          1.31%          1.68%           2.25%(3)
         Portfolio turnover rate                             72%             57%            59%            32%             20%

------------------------------------------------------------------------------------------------------------------------------------
     (1) Commencement of Operations
     (2) Total Return figures exclude the impact of sales charges.
     (3) Annualized.
     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

 NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

     ISI Strategy Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

     The Fund offers one class of shares to investors: ISI Shares. The Fund is authorized to issue up to 25 million shares at par value of 0.001. ISI Shares have a maximum front-end sales charge of 4.45%.

     The investment objective of the Fund is to seek to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities.

B. VALUATION OF SECURITIES

     The Fund values its investments at market value.

     When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

     When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On May 31, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

     Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS

     The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES

     It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS

     The Fund may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES

     In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     International Strategy & Investment, Inc. ('ISI') is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.40%.

     The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through September 30, 2003, to the extent necessary, to limit all expenses to 1.30% of the average daily net assets of the Fund. Prior to October 1, 2001, the Advisor limited the Fund's expenses to 1.00% of average daily net assets.

     Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is the Fund's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. Prior to March 29, 2002, Wilshire Associates, Inc. served as subadvisor. The Sub-Advisor is paid by the Advisor.

     Forum Administrative Services, LLC ("FAdS") is the Fund's Administrator. FAdS receives, for its services, a minimum monthly fee of $3,000 or an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.05% on the first $750 million and 0.03% of the amount in excess of $750 million. Prior to May 24, 2002, Investment Company Capital Corp. ("ICCC"), an indirect, wholly owned subsidiary of Deutsche Bank AG, served as the Fund's Administrator. For the year ended May 31, 2002, the Fund paid, for services rendered, $528 to FAdS and $23,277 to ICCC.

     Forum Shareholder Services, LLC ("FSS") is the Fund's Transfer Agent. FSS receives for its services an annual fee based on the Fund's average daily net assets and a monthly per account fee, all of which is calculated daily and paid monthly. Prior to May 24, 2002, ICCC served as the Fund's Transfer Agent. For the year ended May 31, 2002, the Fund paid, for services rendered, $230 to FSS and $18,676 to ICCC.

     Forum Accounting Services, LLC ("FAcS") is the Fund's Accountant. FAcS receives for its services a monthly fee plus an annual fee based on the Fund's average daily net assets, all of which is calculated daily and paid monthly. Prior to May 24, 2002, ICCC served as the Fund's Accountant. For the year ended May 31, 2002, the Fund paid, for services rendered, $555 to FAcS and $27,737 to ICCC.

     The Northern Trust Company is the Fund's Custodian. Prior to May 24, 2002, Bankers Trust Company, an affiliate of ICCC, was the Fund's Custodian.

     Certain officers and directors of the Fund are also officers or directors of ISI or FAcS. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. (`ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. The Fund pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

     The Fund determines its net investment income (NII) and capital gains distributions in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions during the years ended May 31, 2001 and May 31, 2002 were characterized for tax purposes as follows:

                                 MAY 31, 2001               MAY 31, 2002
                                  ------------               ------------
Ordinary income                   $1,414,423                   $307,863
Long-term capital
   gains                           1,059,185                          -

     At May 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                           $   45,937
Capital Loss carry forward (expires
  2010)                                                 (1,749,212)
Post-October losses                                       (928,625)
Net unrealized appreciation on
  investments                                            1,556,346

     Post-October losses represent losses realized November 1, 2001 through May 31, 2002 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen the following fiscal year.

     The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the period ended May 31, 2002, were $11,008,372 and $9,848,758, respectively. Purchases and sales of long-term US Government obligations aggregated $6,679,472 and $8,584,174, respectively.

     For federal income tax purposes, the tax basis of investments held at May 31, 2002 was $22,830,433. The aggregate gross unrealized appreciation for all investments at May 31, 2002 was $2,862,574 and the aggregate gross unrealized depreciation for all investments was $1,306,228.

NOTE 4 - CHANGE IN ACCOUNTANTS

     Effective October 4, 2001, the Fund replaced Deloitte & Touche ("D & T") with Ernst & Young LLP as the Fund's independent auditors by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D & T's reports on the Fund's financial statements for the fiscal years ended May 31, 2000 and May 31, 2001 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles. During the Fund's fiscal  years  ended  May 31,  2000  and May 31,  2001  and the  interim  period commencing June 1, 2001 and ending October 3, 2001, (i) there were no disagreements with D & T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D & T, would have caused it to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a) (1) (v) of Regulation S-K

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

under the Securities Exchange Act of 1934, as amended.

NOTE 5 - SUBSEQUENT EVENTS (UNAUDITED)

     A Special Meeting of Shareholders was held on June 26, 2002 at 535 Madison Avenue, New York, New York for the purposes of approving a new Investment and Sub-Advisory Agreement among the Fund, its investment advisor, International Strategy & Investment, Inc. and LA Capital. A majority of the shareholders approved the Agreement by the following vote:

                                               % of              % of
                          No. of           Outstanding          Shares
                          Shares              Shares             Voted

   Affirmative           1,998,936            79.99%            96.14%
   Against                  15,466             0.62%             0.74%
   Abstain                  64,831             2.60%             3.12%
                            ------            ------            ------

   TOTAL                 2,079,233            83.21%           100.00%
                         =========            ======           =======

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
ISI Strategy Fund, Inc.

     We have audited the accompanying statement of assets and liabilities of ISI Strategy Fund, Inc. (the "Fund"), including the schedule of investments, as of May 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for each of the periods presented through May 31, 2001 were audited by other auditors whose report dated June 29, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ISI Strategy Fund, Inc. at May 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young, LLP

Philadelphia, Pennsylvania
June 28, 2002


TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED MAY 31, 2002

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     Of the Fund's ordinary dividends made during the fiscal year ended May 31, 2002, 55.15%, have been derived from investments in US Government and Agency Obligations. All or part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

     Of the Fund's ordinary dividends made during the fiscal year ended May 31, 2002, 83.79%, qualified for the dividends received deduction available to corporate shareholders.

FUND DIRECTORS AND OFFICERS

--------------------------------------------------------------------------------------------------------------------------
    NAME, BIRTH DATE AND                                 BUSINESS EXPERIENCE AND DIRECTORSHIPS
   POSITION WITH THE FUND (1)                                     DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                           Private Equity Investor (1997 to present); Director, Soundview Technology
 5/27/37                                     Group, Inc. (investment banking) (July 1998 to present), Corvis Corporation
 Director since 1998                         (optical networks) (July 2000 to present), The Nevis Fund (registered investment company) (July 1999 to present), Brown Investment Advisory &
                                             Trust Company (February 2001 to present), and certain funds in the Deutsche
                                             Asset Management Family of Funds (registered investment companies) (March
                                             1998 to present).  Formerly, Director, Circon Corp. (medical instruments)
                                             (November 1998 to January 1999); President and Chief Executive Officer, The
                                             National Association of Securities Dealers, Inc. and The NASDAQ Stock
                                             Market, Inc. (1988 to 1997); Director, Flag Investors Emerging Growth Fund,
                                             Inc. (now known as Emerging Growth Fund, Inc.) and Flag Investors
                                             Short-Intermediate Income Fund, Inc. (now known as Short-Intermediate
                                             Income Fund, Inc.) (registered investment companies) (resigned 2000); Chief
                                             Operating Officer of Alex Brown & Sons, Inc. (now Deutsche Bank Securities,
                                             Inc.) (1985 to 1987) and General Partner, Alex. Brown & Sons, Inc. (now
                                             Deutsche Bank Securities, Inc.) (1976-1985).
--------------------------------------------------------------------------------------------------------------------------
W. Murray Jacques                            President, WMJ Consulting, LLC (real estate investment management company)
 03/28/36                                    (2002 to present). Formerly, Independent Consultant, VIB N.V. (real estate
 Director since 2002                         investment management company) (2001 to 2002); Chief Executive Officer and
                                             Director, VIB, N.V. (asset management) (1995-2000); Chairman and CEO, VIB
                                             Management, Inc. (real estate investment management company) (1994 to
                                             1999).
--------------------------------------------------------------------------------------------------------------------------
Louis E. Levy                                Director, Household International (banking and finance) (1992 to present)
 11/16/32                                    and certain funds in the Deutsche Asset Management Family of Funds
 Director since 1994                         (registered investment companies) (1994 to present).  Formerly, Chairman of
                                             the   Quality    Control    Inquiry Committee,  American  Institute  of
                                             Certified Public  Accountants (1992 to 1998);  Trustee,  Merrill  Lynch
                                             Funds  for  Institutions  (1991  to 1993); Adjunct Professor,  Columbia
                                             University  -  Graduate  School  of  Business (1991 to 1992);  Director,
                                             Kimberly-Clark Corporation, (personal  consumer products) (retired  2000)
                                             and  Partner,  KPMG  Peat Marwick, (retired 1990).
--------------------------------------------------------------------------------------------------------------------------

30





FUND DIRECTORS AND OFFICERS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
    NAME, BIRTH DATE AND                                 BUSINESS EXPERIENCE AND DIRECTORSHIPS
   POSITION WITH THE FUND (1)                                     DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Carl W. Vogt, Esq.*                          Of Counsel, Fulbright & Jaworski, LLP, (law) (2002 to present); Director,
 4/20/36                                     Yellow Corporation (trucking) (1996 to present), American Science &
 Director since 1998.                        Engineering (x-ray detection equipment) (1997 to present) and certain funds
                                             in the  Deutsche  Asset  Management Family    of   Funds    (registered
                                             investment   companies)   (2000  to present).  Formerly,  Chairman  and
                                             Member, National Railroad Passenger Corporation   (Amtrak)   (1991   to
                                             1992);   Member,   Aviation  System  Capacity     Advisory     Committee
                                             (Federal Aviation  Administration); President   (interim)  of  Williams
                                             College (1999 to 2000);  President,  certain  funds  in  Deutsche  Asset
                                             Management    Family    of    Funds  (formerly, Flag Investors Family of
                                             Funds)    (registered    investment  companies)   (1999  to  2000);  and
                                             Senior   Partner,   Fulbright   and  Jaworski,    LLP   (law)   (retired
                                             December 31, 2001).
--------------------------------------------------------------------------------------------------------------------------
Edward S. Hyman*                             Chairman, International Strategy & Investment, Inc. (registered investment
 4/8/45                                      advisor) (April 1991 to present); Chairman and President, International
 Director since 1992.                        Strategy & Investment Group, Inc. (registered investment advisor and broker dealer) (1991 to present).
--------------------------------------------------------------------------------------------------------------------------
R. Alan Medaugh                              President, International Strategy & Investment, Inc. (registered investment
 8/20/43                                     advisor) (1991 to present).  Formerly, Director, International Strategy &
 President since 1992.                       Investment Group, Inc. (1991 to 1999).
--------------------------------------------------------------------------------------------------------------------------
Thomas D. Stevens                            Chairman, L.A. Capital Management and Equity Research, Inc.  (2002 to
 5/27/49                                     present).  Formerly, Senior Vice President and Principal, Wilshire
 Vice President since 1992.                  Associates Incorporated; Chief Investment Officer, Wilshire Asset
                                             Management.
--------------------------------------------------------------------------------------------------------------------------
Carrie L. Butler                             Managing Director, International Strategy & Investment, Inc. (registered
 5/1/67                                      investment advisor) (2000 to present).  Formerly, Assistant Vice President,
 Vice President since 1995.                  International Strategy & Investment, Inc. (registered investment advisor)
                                             (1991 to 2000).
--------------------------------------------------------------------------------------------------------------------------

                                                                              31




FUND DIRECTORS AND OFFICERS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
    NAME, BIRTH DATE AND                                 BUSINESS EXPERIENCE AND DIRECTORSHIPS
   POSITION WITH THE FUND (1)                                     DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux                           President, EJV Financial Services (May 2002 to present).  Formerly,
 8/26/43                                     Director, Deutsche Asset Management (formerly B.T. Alex Brown, Inc.) (196
 Vice President since 1992.                  to 2002); Executive Vice President, Investment Company Capital Corp. (198
                                             to 2002); Trustee, Devcap Trust (registered investment company) (2000 to present).
--------------------------------------------------------------------------------------------------------------------------
Margaret M. Beeler                           Associate Managing Director, International Strategy & Investment, Inc.
 3/1/67                                      (registered investment advisor) (2000 to present).  Formerly, Assistant
 Assistant Vice President since 1997.        Vice President, International Strategy & Investment, Inc. (registered investment advisor) (1996 to 2000); Marketing Representative, US
                                             Healthcare, Inc. (1995 to 1996); Sales Manager, Donna Maione, Inc. (1994 to
                                             1995) and Deborah Wiley California (1989 to 1994).
--------------------------------------------------------------------------------------------------------------------------
Keith C. Reilly                              Managing Director, International Strategy & Investment, Inc. (registered
 6/2/66                                      investment advisor) (2000 to present).  Formerly, Assistant Vice President,
 Assistant Vice President since 1997.        International Strategy & Investment, Inc. (registered investment advisor)
                                             (1996  to  2000);   Select  Private Banking Officer, Assistant Manager,
                                             Chemical   Bank   (1995  to  1996); Financial    Consultant,    Dreyfus
                                             Corporation (1989 to 1995).
--------------------------------------------------------------------------------------------------------------------------
Stacey E. Hong                               Director, Forum Accounting Services, LLC (April 1992 to present).
 5/10/66                                     Formerly, Auditor, Ernst & Young LLP (August 1988 to April 1992).  Officer
 Treasurer since 2002.                       of various registered investment companies for which Forum Financial Group,
                                             LLC or  its  affiliates  serves  as  fund   accountant,   administrator,
                                             and/or distributor.
--------------------------------------------------------------------------------------------------------------------------
Nathan V. Gemmiti                            Staff Attorney, Forum Financial Group, LLC (July 2001 to present).
 8/6/70                                      Formerly, Associate Attorney, Pierce Atwood (law firm) (August 1998 to July
 Secretary since 2002.                       2001).  Officer of various registered investment companies for which Forum
                                             Financial   Group,   LLC   or   its affiliates     serves    as    fund
                                             accountant,   administrator  and/or distributor.
--------------------------------------------------------------------------------------------------------------------------

32




FUND DIRECTORS AND OFFICERS (CONCLUDED)

--------------------------------------------------------------------------------------------------------------------------
    NAME, BIRTH DATE AND                                 BUSINESS EXPERIENCE AND DIRECTORSHIPS
   POSITION WITH THE FUND (1)                                     DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------------------------------------------------
Dawn L. Taylor                               Tax Manager, Forum Financial Group, LLC (October 1997 to present).
 5/14/64                                     Formerly, Senior Tax Accountant, Purdy, Bingham & Burrell, LLC (January
 Assistant Treasurer since 2002.             1997 to October 1997); Senior Fund Accountant, Forum Financial Group, LLC
                                             (September  1994 to October  1997).  Officer   of   various   registered
                                             investment   companies   for  which  Forum Financial  Group,  LLC or its
                                             affiliates     serves    as    fund accountant,   administrator  and/or
                                             distributor.
--------------------------------------------------------------------------------------------------------------------------
*  A Director who is an "interested  person" as defined in the Investment Company Act.

1  The mailing  address of each Director and  Executive  Officer with respect to Fund operations is 535 Madison Avenue, 30th Floor,
   New York, New York 10022.




     Directors and officers of the Fund are also directors and officers of some or all of the other investment companies advised by ISI or its affiliates. There are currently four funds in the ISI Family of Funds (the "Fund Complex"). Each of the above named persons serves in the capacity noted above for each fund in the Fund Complex.

     The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Fund's directors and officers. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-955-7175.

                                       ISI
                                    STRATEGY
                                   FUND SHARES
--------------------------------------------------------------------------------
      DIRECTORS AND OFFICERS

      Edward S. Hyman                     Carrie L. Butler
      CHAIRMAN                            VICE PRESIDENT

      R. Alan Medaugh                     Edward J. Veilleux
      PRESIDENT                           VICE PRESIDIENT

      Joeseph R. Hardiman                 Margaret M. Beeler
      DIRECTOR                            ASSISTANT VICE PRESIDENT

      Louis E. Levy                       Keith C. Reilly
      DIRECTOR                            ASSISTANT VICE PRESIDENT

      Carl W. Vogt, Esq.                  Stacey E. Hong
      DIRECTOR                            TREASURER

      W. Murray Jacques                   Nathan V. Gemmiti
      DIRECTOR                            SECRETARY

      Thomas D. Stevens                   Dawn L. Taylor
      VICE PRESIDENT                      ASSISTANT TREASURER





      INVESTMENT OBJECTIVE
      An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively allocating investments between common stocks of US issuers and United States Treasury securities.

-----------------------------------------------------------------------------
      Investment Advisor
-----------------------------------------------------------------------------
      ISI, Inc.
      535 Madison Avenue, 30th Floor
      New York, NY  10022
      (800) 955-7175
-----------------------------------------------------------------------------
      Shareholder Servicing Agent
-----------------------------------------------------------------------------
      Forum Shareholder Services, LLC
      Two Portland Square
      Portland, ME  04101
      (800) 882-8585
-----------------------------------------------------------------------------
      Distributor
-----------------------------------------------------------------------------
      ISI Group, Inc.
      535 Madison Avenue, 30th Floor
      New York, NY  10022
      (800) 955-7175